UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06652

Exact name of registrant as specified in charter:	Aberdeen Investment Funds

Address of principal executive offices:	1900 Market Street, Suite 200
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1900 Market Street, Suite 200
Philadelphia, PA 19103

Registrant's telephone number, including area code:	866-667-9231

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2021

EXPLANATORY NOTE:

The Registrant is filing this amendment to the Form N-CSR for the period ended April 30, 2021, originally filed with the Securities and Exchange Commission on July 8, 2021 (Accession Number 0001387131-21-007199), to amend Item 1 “Reports to Shareholders”. The purpose of this amendment to Item 1 is: (i) to update the footnote on page 1 and 5 of the report to shareholders for the Aberdeen International Sustainable Leaders Fund and Aberdeen Global Equity Impact Fund, respectively, to remove tax reclaim impact calculation estimates for the six month and one year returns because no tax reclaims were received during those periods and (ii) to correct a typographical error on the Aberdeen Global Equity Impact Fund date at the top of page 5 of the report to shareholders. No other changes were made to the report to shareholders.

Item 1. Reports to Shareholders.

(a) A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) is filed herewith.

(b) Not applicable.

Aberdeen Investment Funds

Semi-Annual Report

April 30, 2021

Aberdeen International Sustainable Leaders Fund

Class A – BJBIX ■ Institutional Class – JIEIX

Aberdeen Global Equity Impact Fund

Class A – JETAX ■ Institutional Class – JETIX

Aberdeen Total Return Bond Fund

Class A – BJBGX ■ Institutional Class – JBGIX

Aberdeen Global High Income Fund

Class A – BJBHX ■ Institutional Class – JHYIX

Table of Contents

Aberdeen International Sustainable Leaders Fund	Page 1
Aberdeen Global Equity Impact Fund	Page 5
Aberdeen Total Return Bond Fund	Page 9
Aberdeen Global High Income Fund	Page 18
Financial Statements	Page 26
Notes to Financial Statements	Page 38
Shareholder Expense Examples	Page 58
Liquidity Risk Management Program	Page 59

Investors should carefully consider a fund’s investment objectives, risks, fees, charges and expenses before investing any money. To obtain this and other fund information, please call 866-667-9231 to request a prospectus, or download a prospectus at www.aberdeen-asset.us. Please read it carefully before investing any money.

Investing in mutual funds involves risk, including possible loss of principal.

Aberdeen Investment Funds is distributed by Aberdeen Fund Distributors LLC, Member FINRA, 1900 Market Street, Suite 200, Philadelphia, PA 19103.

Aberdeen Standard Investments Inc. (“ASII”) has been registered as an investment adviser under the Investment Advisers Act of 1940 since August 23, 1995.

Statement Regarding Availability of Quarterly Portfolio Schedule.

The complete schedule of portfolio holdings for each fund of Aberdeen Investment Funds (each a “Fund” and collectively, the “Funds”) is included in the Funds’ semi-annual and annual reports to shareholders. Aberdeen Investment Funds also files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at www.sec.gov and the Funds make the information on the exhibit to Form N-PORT available to shareholders upon request without change by calling 1-866-667-9231.

Statement Regarding Availability of Proxy Voting Record.

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-667-9231. The information is also included in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.aberdeen-asset.us and on the Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available by August 30 of the relevant year: (i) upon request and without charge by calling 1-866-667-9231; and (ii) on the Commission’s website at www.sec.gov.

2021 Semi-Annual Report  1

Aberdeen International Sustainable Leaders Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)*	Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	22.06%	46.31%	10.48%	2.52%
Institutional Class	22.25%	46.72%	10.75%	2.78%

*Performance shown for periods after December 16, 2016 reflect the Fund’s receipt of payment from some European jurisdictions related to prior years (2005-2008) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the “Article 63 EU Tax Reclaims”). The receipt of these extraordinary payments increased the Fund’s performance for all periods that include December 2016, February 2017, July 2017, October 2017, February 2019, March 2019 and September 2019 in a manner that may not recur in the future, and the Fund’s performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims. For Class A, the estimated average annual total return excluding the receipt of Article 63 EU Tax Reclaims was 22.06%, 46.31%, 8.03%, and 1.38%, respectively, for the 6-month, 1-year, 5-year, and 10-year periods ended April 30, 2021. For Institutional Class, the estimated average annual total return excluding the receipt of Article 63 EU Tax Reclaims was 22.25%, 46.72%, 8.25%, and 1.62%, respectively, for the 6-month, 1-year, 5-year, and 10-year periods ended April 30, 2021.There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future. Please see Note 2(g) and the Fund’s prospectus dated February 26, 2021 for further information.

†Not annualized

Performance of a $10,000 Investment (as of April 30, 2021)

$20,000
$15,000
$10,000
$5,000
$15,877
$12,830
$11,874
4/30/11
4/30/12
4/30/13
4/30/14
4/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
Class A
MSCI All Country World ex-US Index (Net Dividends)
CPI

Comparative performance of $10,000 invested in Class A shares of the Aberdeen International Sustainable Leaders Fund, Morgan Stanley Capital International (MSCI) All Country World ex-USA

Index (ACWI ex-USA) (net dividends) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund’s returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The MSCI ACWI ex-USA Index (net dividends) captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States (U.S.) and 27 Emerging Markets (EM) countries). With 2,359 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S. The MSCI All Country World ex-USA Index (Net Dividends) is calculated net of withholding taxes to which the Fund is generally subject.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

2  2021 Semi-Annual Report

Aberdeen International Sustainable Leaders Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	105.8%
Short-Term Investment	1.1%
Liabilities in Excess of Other Assets	(6.9)%
100.0%

The following table summarizes the composition of the Fund’s portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Industrials	22.3%
Health Care	20.6%
Information Technology	16.9%
Financials	12.8%
Consumer Staples	11.7%
Materials	9.0%
Consumer Discretionary	7.0%
Utilities	2.8%
Real Estate	2.7%
Other	(5.8)%
100.0%

Top Holdings*
AIA Group Ltd.	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.6%
Genmab AS	3.4%
Cochlear Ltd.	3.4%
Nestle SA	3.3%
L’Oreal SA	3.3%
Croda International PLC	3.3%
Koninklijke DSM NV	3.2%
CSL Ltd.	3.2%
Fisher & Paykel Healthcare Corp. Ltd.	2.9%
Other	66.8%
100.0%

*For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United Kingdom	13.5%
Australia	9.2%
Japan	9.1%
Denmark	8.9%
Netherlands	8.6%
France	6.1%
Taiwan	6.0%
New Zealand	5.0%
Brazil	4.9%
India	4.9%
Other	23.8%
100.0%

2021 Semi-Annual Report  3

Statement of Investments

April 30, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

See accompanying Notes to Financial Statements.

	Shares	Value
COMMON STOCKS (105.8%)
AUSTRALIA (9.2%)
Health Care (6.5%)
Cochlear Ltd.	27,099	$4,638,800
CSL Ltd.	21,200	4,428,561
		9,067,361
Real Estate (2.7%)
Goodman Group, REIT	257,000	3,747,718
		12,815,079
BRAZIL (4.9%)
Consumer Discretionary (2.0%)
MercadoLibre, Inc.(a)	1,800	2,827,764
Consumer Staples (2.9%)
Raia Drogasil SA	831,600	4,026,303
		6,854,067
CANADA (2.3%)
Industrials (2.3%)
Ritchie Bros Auctioneers, Inc.	50,100	3,187,015
CHINA (4.0%)
Health Care (2.9%)
Wuxi Biologics Cayman, Inc.(a)(b)	284,000	3,986,733
Industrials (1.1%)
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	986,200	1,624,935
		5,611,668
DENMARK (8.9%)
Health Care (3.4%)
Genmab AS(a)	12,900	4,733,810
Information Technology (2.7%)
SimCorp A/S	28,600	3,781,474
Utilities (2.8%)
Orsted AS(b)	26,700	3,881,242
		12,396,526
FRANCE (6.1%)
Consumer Staples (3.3%)
L’Oreal SA	11,200	4,586,063
Industrials (2.8%)
Schneider Electric SE	24,000	3,829,338
		8,415,401
GERMANY (2.7%)
Financials (2.7%)
Deutsche Boerse AG	21,400	3,687,761
HONG KONG (3.6%)
Financials (3.6%)
AIA Group Ltd.	394,600	5,008,489
INDIA (4.9%)
Financials (2.4%)
Housing Development Finance Corp. Ltd.	99,600	3,261,125
Materials (2.5%)
Asian Paints Ltd.	103,600	3,531,995
		6,793,120

	Shares	Value
ISRAEL (4.5%)
Consumer Staples (2.2%)
Strauss Group Ltd.	103,100	$3,011,939
Industrials (2.3%)
Kornit Digital Ltd.(a)	32,900	3,216,304
		6,228,243
ITALY (2.4%)
Consumer Discretionary (2.4%)
Brunello Cucinelli SpA(a)	64,800	3,298,531
JAPAN (9.1%)
Health Care (2.3%)
Chugai Pharmaceutical Co. Ltd.	85,900	3,224,248
Industrials (4.0%)
Nabtesco Corp.	63,900	2,875,470
Nihon M&A Center, Inc.	102,400	2,675,174
		5,550,644
Information Technology (2.8%)
Keyence Corp.	7,900	3,792,416
		12,567,308
LATVIA (0.0%)
Financials (0.0%)
AS Parex Banka(a)(c)(d)(e)	1,424,182	2
NETHERLANDS (8.6%)
Information Technology (5.4%)
Adyen NV(a)(b)	1,450	3,568,585
ASML Holding NV	5,900	3,829,935
		7,398,520
Materials (3.2%)
Koninklijke DSM NV	24,865	4,458,293
		11,856,813
NEW ZEALAND (5.0%)
Health Care (3.0%)
Fisher & Paykel Healthcare Corp. Ltd.	157,700	4,083,790
Industrials (2.0%)
Auckland International Airport Ltd.(a)	518,500	2,804,076
		6,887,866
SINGAPORE (1.6%)
Financials (1.6%)
Oversea-Chinese Banking Corp. Ltd.	246,000	2,248,815
SPAIN (2.6%)
Consumer Discretionary (2.6%)
Industria de Diseno Textil SA	99,900	3,554,510
SWEDEN (2.6%)
Industrials (2.6%)
Atlas Copco AB, A Shares	59,100	3,583,827
SWITZERLAND (3.3%)
Consumer Staples (3.3%)
Nestle SA	38,710	4,619,291
TAIWAN (6.0%)
Industrials (2.5%)
Voltronic Power Technology Corp.	75,000	3,408,766

4  2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)

Aberdeen International Sustainable Leaders Fund

See accompanying Notes to Financial Statements.

	Shares	Value
COMMON STOCKS (continued)
Information Technology (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,100	$4,914,754
		8,323,520
UNITED KINGDOM (13.5%)
Financials (2.5%)
London Stock Exchange Group PLC	34,200	3,494,154
Health Care (2.5%)
Dechra Pharmaceuticals PLC	61,700	3,437,402
Industrials (2.7%)
Spirax-Sarco Engineering PLC	22,600	3,688,859
Information Technology (2.5%)
AVEVA Group PLC	72,200	3,470,032
Materials (3.3%)
Croda International PLC	48,800	4,558,890
		18,649,337
Total Common Stocks		146,587,189
SHORT-TERM INVESTMENT—1.1%
UNITED STATES (1.1%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(f)	1,476,888	1,476,888
Total Short-Term Investment		1,476,888
Total Investments (Cost $140,772,099) (g)—106.9%		148,064,077
Liabilities in Excess of Other Assets—(6.9)%		(9,587,031)
Net Assets—100.0%		$138,477,046

(a)Non-income producing security.

(b)Denotes a security issued under Regulation S or Rule 144A.

(c)Illiquid security.

(d)The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.00% of net assets as of April 30, 2021.

(e)Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.

(f)Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.

(g)See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

ADRAmerican Depositary Receipt

PLCPublic Limited Company

REITReal Estate Investment Trust

2021 Semi-Annual Report  5

Aberdeen Global Equity Impact Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)*	Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	27.58%	52.81%	13.95%	4.47%
Institutional Class	27.71%	53.30%	14.25%	4.74%

*Performance shown for periods after February 1, 2017 reflect the Fund’s receipt of payment from some European jurisdictions related to prior years (2005-2009) in accordance with European Union law under Article 63 of the Treaty on the Functioning of the European Union (the “Article 63 EU Tax Reclaims”). The receipt of these extraordinary payments increased the Fund’s performance for all periods that include February 2017, October 2017, August 2018, February 2019 and September 2019 in a manner that may not recur in the future, and the Fund’s performance was significantly higher than it would have been absent receipt of the Article 63 EU Tax Reclaims. For Class A, the estimated average annual total return excluding the receipt of Article 63 EU Tax Reclaims was 27.58%, 52.81%, 12.88%, and 3.97%, respectively, for the 6-month, 1-year, 5-year, and 10-year periods ended April 30, 2021. For Institutional Class, the estimated average annual total return excluding the receipt of Article 63 EU Tax Reclaims was 27.71%, 53.30%, 13.17%, and 4.24%, respectively, for the 6-month, 1-year, 5-year, and 10-year periods ended April 30, 2021.There can be no assurance that the Fund will receive additional Article 63 EU Tax Reclaim payments or maintain this level of performance in the future. Please see the Fund’s prospectus dated February 26, 2021 for further information.

†Not annualized

Performance of a $10,000 Investment (as of April 30, 2021)

$25,000
$20,000
$15,000
$10,000
$5,000
$24,055
$15,483
$11,874
4/30/11
4/30/12
4/30/13
4/30/14
4/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
Class A
MSCI All Country World Index (Net Dividends)
CPI

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Global Equity Impact Fund, Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) (net dividends) and the Consumer Price Index (CPI) over a 10-year period ended

April 30, 2021. Unlike the Fund’s returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The MSCI ACWI is an unmanaged index considered representative of developed and emerging market stock markets.

MSCI ACWI captures large and mid-cap representation across 23 Developed Markets (DM) and 27 Emerging Markets (EM) countries. With 2,986 constituents, the index covers approximately 85% of the global investable equity opportunity set. The MSCI All Country World Index (Net Dividends) is calculated net of withholding taxes to which the Fund is generally subject.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

6  2021 Semi-Annual Report

Aberdeen Global Equity Impact Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Common Stocks	101.7%
Short-Term Investment	1.6%
Liabilities in Excess of Other Assets	(3.3)%
100.0%

The following table summarizes the composition of the Fund’s portfolio, in S&P Global Industry Classification Standard (GICS) sectors, expressed as a percentage of net assets as of April 30, 2021.

Top Sectors
Industrials	29.9%	*
Health Care	17.0%
Information Technology	16.4%
Financials	10.3%
Real Estate	9.1%
Materials	7.2%
Utilities	4.7%
Consumer Discretionary	3.8%
Communication Services	3.3%
Other	(1.7)%
	100.0%

*The sectors, as classified by GICS, are comprised of several industries. As of April 30, 2021, the Fund’s holdings in the Industrials sector were allocated to seven industries: Electrical Equipment (8.0%), Machinery (5.9%), Building Products (4.3%), Road & Rail (4.3%), Commercial Services & Supplies (3.8%), Construction & Engineering (1.9%) and Professional Services (1.7%).

Top Holdings*
Wuxi Biologics Cayman, Inc.	4.6%
Kansas City Southern	4.3%
Samsung SDI Co. Ltd.	3.9%
Tetra Tech, Inc.	3.8%
Prologis, Inc., REIT	3.4%
Safaricom PLC	3.3%
Alstom SA	3.3%
Umicore SA	3.3%
UnitedHealth Group, Inc.	3.0%
Schneider Electric SE	3.0%
Other	64.1%
100.0%

*For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	38.2%
United Kingdom	11.0%
France	8.1%
Denmark	6.7%
China	6.4%
Netherlands	4.9%
Germany	4.1%
South Korea	3.9%
Kenya	3.3%
Belgium	3.3%
Other	10.1%
100.0%

2021 Semi-Annual Report  7

Statement of Investments

April 30, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

See accompanying Notes to Financial Statements.

	Shares	Value
COMMON STOCKS (101.7%)
AUSTRALIA (1.9%)
Real Estate (1.9%)
Goodman Group, REIT	96,300	$1,404,300
BELGIUM (3.3%)
Materials (3.3%)
Umicore SA	40,100	2,436,580
BRAZIL (1.4%)
Consumer Discretionary (0.5%)
YDUQS Participacoes SA	64,600	347,971
Financials (0.9%)
Banco Bradesco SA	185,468	705,742
		1,053,713
CHINA (6.4%)
Financials (1.7%)
Ping An Insurance Group Co. of China Ltd., H Shares	119,500	1,302,820
Health Care (4.7%)
Wuxi Biologics Cayman, Inc.(a)(b)	247,500	3,474,354
		4,777,174
DENMARK (6.7%)
Health Care (1.9%)
Novo Nordisk AS, Class B	19,500	1,438,465
Industrials (2.8%)
Vestas Wind Systems AS	50,500	2,108,045
Utilities (2.0%)
Orsted AS(a)	9,900	1,439,112
		4,985,622
FRANCE (8.1%)
Financials (1.8%)
AXA SA	48,400	1,367,059
Industrials (6.3%)
Alstom SA(b)	44,800	2,446,599
Schneider Electric SE	13,900	2,217,825
		4,664,424
		6,031,483
GERMANY (4.1%)
Information Technology (2.6%)
Infineon Technologies AG	48,500	1,944,876
Materials (1.5%)
Covestro AG(a)	17,300	1,131,410
		3,076,286
HONG KONG (2.5%)
Financials (2.5%)
AIA Group Ltd.	146,200	1,855,654
INDONESIA (1.1%)
Financials (1.1%)
Bank Rakyat Indonesia Persero Tbk PT	2,959,000	828,032

	Shares	Value
ISRAEL (2.6%)
Industrials (2.6%)
Kornit Digital Ltd.(b)	19,700	$1,925,872
KENYA (3.3%)
Communication Services (3.3%)
Safaricom PLC	6,588,400	2,474,086
NETHERLANDS (4.9%)
Information Technology (2.5%)
ASML Holding NV	2,900	1,882,511
Materials (2.4%)
Koninklijke DSM NV	9,849	1,765,925
		3,648,436
REPUBLIC OF IRELAND (1.7%)
Industrials (1.7%)
Kingspan Group PLC	14,800	1,316,386
SOUTH KOREA (3.9%)
Information Technology (3.9%)
Samsung SDI Co. Ltd.	5,000	2,918,400
TAIWAN (2.2%)
Industrials (2.2%)
Voltronic Power Technology Corp.	35,610	1,618,482
UNITED KINGDOM (11.0%)
Consumer Discretionary (1.6%)
Countryside Properties PLC(a)(b)	162,700	1,166,054
Health Care (5.8%)
AstraZeneca PLC	18,800	2,001,145
Clinigen Group PLC	118,000	1,390,896
GlaxoSmithKline PLC	51,200	946,163
		4,338,204
Industrials (3.6%)
John Laing Group PLC(a)	345,300	1,465,103
RELX PLC	47,900	1,242,787
		2,707,890
		8,212,148
UNITED STATES (36.6%)
Consumer Discretionary (1.7%)
Chegg, Inc.(b)	13,600	1,228,488
Financials (2.3%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,300	1,744,920
Health Care (4.6%)
Merck & Co., Inc.	15,500	1,154,750
UnitedHealth Group, Inc.	5,700	2,273,160
		3,427,910
Industrials (10.7%)
Kansas City Southern	11,000	3,214,310
Tetra Tech, Inc.	22,200	2,833,386
Trane Technologies PLC	11,100	1,929,513
		7,977,209

8  2021 Semi-Annual Report

Statement of Investments (concluded)

April 30, 2021 (Unaudited)

Aberdeen Global Equity Impact Fund

See accompanying Notes to Financial Statements.

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Information Technology (7.4%)
Autodesk, Inc.(b)	5,200	$1,517,932
Mastercard, Inc., Class A	5,700	2,177,742
salesforce.com, Inc.(b)	8,000	1,842,560
		5,538,234
Real Estate (7.2%)
American Tower Corp., REIT	3,800	968,126
Equinix, Inc., REIT	2,600	1,873,976
Prologis, Inc., REIT	21,600	2,517,048
		5,359,150
Utilities (2.7%)
NextEra Energy, Inc.	25,900	2,007,509
		27,283,420
Total Common Stocks		75,846,074
SHORT-TERM INVESTMENT—1.6%
UNITED STATES (1.6%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c)	1,214,865	1,214,865
Total Short-Term Investment		1,214,865
Total Investments (Cost $52,858,202) (d)—103.3%		77,060,939
Liabilities in Excess of Other Assets—(3.3)%		(2,462,471)
Net Assets—100.0%		$74,598,468

(a)Denotes a security issued under Regulation S or Rule 144A.

(b)Non-income producing security.

(c)Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.

(d)See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

PLCPublic Limited Company

REITReal Estate Investment Trust

2021 Semi-Annual Report  9

Aberdeen Total Return Bond Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)	Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	(0.25%)	3.53%	3.85%	3.55%
Institutional Class	(0.15%)	3.80%	4.11%	3.81%

†Not annualized

Performance of a $10,000 Investment (as of April 30, 2021)

$20,000
$15,000
$10,000
$5,000
$14,178
$13,959
$11,874
4/30/11
4/30/12
4/30/13
4/30/14
4/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
Class A
Barclays US Aggregate Bond Index
CPI

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Total Return Bond Fund, Bloomberg Barclays U.S. Aggregate Bond Index and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund’s returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The Bloomberg Barclays U.S. Aggregate Bond Index (the “U.S. Aggregate”) is a broad-based flagship benchmark that measures the investment grade, U.S. Dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, U.S. Aggregate eligible securities also contribute to the multi-currency Bloomberg Barclays Global Aggregate Bond Index and the Bloomberg Barclays U.S. Universal Index, which includes high yield and emerging markets debt.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

10  2021 Semi-Annual Report

Aberdeen Total Return Bond Fund (Unaudited)

Portfolio Summary (as a percentage of net assets)

April 30, 2021 (Unaudited)

Asset Allocation
Corporate Bonds	26.5%
U.S. Treasuries	15.9%
U.S. Agencies	14.6%
Commercial Mortgage-Backed Securities	12.8%
Asset-Backed Securities	10.9%
Municipal Bonds	5.9%
Non-Agency Mortgage-Backed Securities	3.4%
Government Bonds	2.6%
Agency Mortgage-Backed Securities	0.7%
Short-Term Investment	9.8%
Liabilities in Excess of Other Assets	(3.1)%
100.0%

The following chart summarizes the composition of the Fund’s portfolio, expressed as a percentage of net assets. The industries listed below may include more than one industry group. As of April 30, 2021, the Fund did not have more than 25% of its assets invested in any industry group.

Top Industries
Commercial Banks	6.5%
Electric Utilities	3.4%
Aerospace & Defense	2.6%
Auto Manufacturers	2.2%
Diversified Telecommunication Services	1.9%
Semiconductors	1.8%
Beverages	0.8%
Pharmaceutical	0.8%
Miscellaneous Manufacturing	0.8%
Metals & Mining	0.7%
Other	78.5%
100.0%

Top Holdings*
U.S. Treasury Note 01/31/2026	4.8%
U.S. Treasury Note 01/31/2023	3.7%
U.S. Treasury Note 03/31/2028	2.7%
Boeing Co. 02/01/2027	1.6%
New York State Dormitory Authority 03/15/2039	1.6%
U.S. Treasury Bond 08/15/2050	1.4%
City of New York NY 10/01/2037	1.3%
Verizon Communications, Inc. 08/10/2033	1.3%
Southern California Edison Co., Series E 08/01/2025	1.3%
Los Angeles Unified School District General Obligation Unlimited Bonds 07/01/2034	1.2%
Other	79.1%
100.0%

*For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	92.0%
Canada	2.7%
United Kingdom	2.4%
Italy	1.6%
Supranational	1.1%
China	0.8%
Spain	0.7%
Japan	0.7%
South Korea	0.6%
Netherlands	0.5%
Other	(3.1)%
100.0%

2021 Semi-Annual Report  11

Statement of Investments

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
ASSET-BACKED SECURITIES (10.9%)
UNITED STATES (10.9%)
AmeriCredit Automobile Receivables Trust
Series 2018-2, Class D, ABS (USD), 4.01%, 07/18/2024	$809,000	$851,537
Series 2020-2, Class C, ABS (USD), 1.48%, 02/18/2026	1,012,000	1,032,015
Series 2021-1, Class B, ABS (USD), 0.68%, 10/19/2026	1,078,000	1,077,794
CNH Equipment Trust, Series 2021-A, Class A3, ABS (USD), 0.40%, 12/15/2025	506,080	505,063
Ford Credit Floorplan Master Owner Trust A
Series 2019-3, Class A1, ABS (USD), 2.23%, 09/15/2024	1,090,000	1,118,858
Series 2020-1, Class D, ABS (USD), 2.12%, 09/15/2025	1,124,000	1,152,490
GM Financial Automobile Leasing Trust, Series 2020-2, Class A4, ABS (USD), 1.01%, 07/22/2024	530,000	535,391
Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, ABS (USD), 0.37%, 04/15/2026	899,000	898,115
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, ABS (USD), 0.37%, 10/18/2024	940,000	940,813
Invitation Homes Trust
Series 2018-SFR2, Class A, ABS, FRN, 144A (USD), 1M USD LIBOR + 0.900%, 1.02%, 06/17/2037 (a)(b)	1,073,038	1,074,043
Series 2018-SFR4, Class A, ABS, FRN (USD), 1M USD LIBOR + 1.100%, 1.22%, 01/17/2038 (a)(b)	714,089	718,537
John Deere Owner Trust, Series 2020-B, Class A2, ABS (USD), 0.41%, 03/15/2023	643,895	644,251
Nissan Auto Lease Trust, Series 2020-B, Class A3, ABS (USD), 0.43%, 10/16/2023	957,000	958,612
Santander Drive Auto Receivables Trust
Series 2020-4, Class C, ABS (USD), 1.01%, 01/15/2026	705,000	709,443
Series 2021-1, Class B, ABS (USD), 0.50%, 04/15/2025	1,289,000	1,290,664
SLM Student Loan Trust
Series 2011-2, Class A1, (USD), 1M USD LIBOR + 0.600%, 0.71%, 11/25/2027 (a)	93,233	93,280
Series 2012-3, Class A, ABS, (USD), 1M USD LIBOR + 0.650%, 0.76%, 12/27/2038 (a)	777,966	781,619
Series 2013-2, Class A, (USD), 1M USD LIBOR + 0.450%, 0.56%, 06/25/2043 (a)	877,547	868,757

	Shares or Principal Amount	Value (US$)
Tesla Auto Lease Trust
(USD), 2.33%, 02/20/2024 (b)	$928,000	$949,056
Series 2019-A, Class D, ABS (USD), 3.37%, 01/20/2023 (b)	637,000	659,991
Series 2021-A, Class B, ABS (USD), 1.02%, 03/20/2025 (b)	900,000	900,022
Towd Point Mortgage Trust
Series 2019-3, Class M2, ABS (USD), 4.25%, 02/25/2059 (a)(b)	904,557	979,625
Series 2020-2, Class M1B, ABS, VRN, 144A (USD), 3.00%, 04/25/2060 (a)(b)	787,000	789,530
Toyota Auto Receivables Owner Trust, Series 2021-A, Class A3, ABS (USD), 0.26%, 05/15/2025	900,000	899,124
Verizon Owner Trust, Series 2020-C, Class A, ABS (USD), 0.41%, 04/21/2025	1,108,000	1,109,703
		21,538,333
Total Asset-Backed Securities		21,538,333
COMMERCIAL MORTGAGE-BACKED SECURITIES (12.8%)
UNITED STATES (12.8%)
BANK, Series 2018-BN11, Class C (USD), 4.53%, 03/15/2061 (a)	460,000	492,581
BX Commercial Mortgage Trust, Series 2019-XL, Class A, FRN (USD), 1M USD LIBOR + 0.920%, 1.04%, 10/15/2036 (a)(b)	885,021	885,852
BX Trust
Series 2021-LBA, Class AJV, FRN (USD), 1M USD LIBOR + 0.800%, 0.92%, 02/15/2036 (a)(b)	786,000	785,984
Series 2019-OC11, Class A (USD), 3.20%, 12/09/2041 (b)	1,012,707	1,071,933
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A3 (USD), 3.06%, 04/15/2049	1,099,000	1,163,275
Commercial Mortgage Trust
Series 2014-CR20, Class A3 (USD), 3.33%, 11/10/2047	795,213	844,176
Series 2015-LC23, Class A3 (USD), 3.52%, 10/10/2048	784,000	840,947
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class C, (USD), 4.53%, 11/15/2049 (a)	741,000	699,210
Federal Home Loan Mortgage Corp.
Series 2016-DNA2, Class M3, CMO, FRN (USD), 1M USD LIBOR + 4.650%, 4.76%, 10/25/2028 (a)	774,283	809,690
Series 2017-DNA1, Class M2, CMO (USD), 1M USD LIBOR + 3.250%, 3.36%, 07/25/2029 (a)	1,143,720	1,187,386
Series 2017-DNA2, Class M1, CMO (USD), 1M USD LIBOR + 1.200%, 1.31%, 10/25/2029 (a)	236,170	236,489

12  2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
Series 2017-DNA3, Class M2, CMO, FRN (USD), 1M USD LIBOR + 2.500%, 2.61%, 03/25/2030 (a)	$969,952	$991,946
Federal National Mortgage Association
Series 2016-C02, Class 1M2, CMO (USD), 1M USD LIBOR + 6.000%, 6.11%, 09/25/2028 (a)	534,025	563,589
Series 2016-C04, Class 1M2, CMO, FRN (USD), 1M USD LIBOR + 4.250%, 4.36%, 01/25/2029 (a)	877,401	919,760
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ4, Class A2, CMO, VRN, (USD), 3.00%, 01/25/2051 (a)(b)	449,171	458,049
JP Morgan Mortgage Trust
Series 2017-2, Class B3, CMO (USD), 3.68%, 05/25/2047 (a)(b)	950,271	981,343
Series 2019-9, Class B3, CMO (USD), 3.91%, 05/25/2050 (a)(b)	915,566	930,862
Series 2020-4, Class B2, CMO, VRN, 144A (USD), 3.74%, 11/25/2050 (a)(b)	553,526	597,100
Series 2020-5, Class A5, CMO, VRN (USD), 3.00%, 12/25/2050 (a)(b)	752,000	768,486
Series 2020-8, Class A3, CMO, VRN, (USD), 3.00%, 03/25/2051 (a)(b)	967,363	995,553
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A4, VRN (USD), 4.13%, 08/15/2046 (a)	592,569	623,936
Series 2014-C24, Class A4A1 (USD), 3.37%, 11/15/2047	984,000	1,043,034
Life Mortgage Trust, Series 2021-BMR, Class B, FRN (USD), 1M USD LIBOR + 0.880%, 1.00%, 03/15/2038 (a)(b)	863,458	863,976
Mill City Mortgage Loan Trust, Series 2019-1, Class M2, CMO, VRN, (USD), 3.50%, 10/25/2069 (a)(b)	814,500	864,740
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A (USD), 1M USD LIBOR + 0.700%, 0.82%, 11/15/2034 (a)(b)	965,000	965,303
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 1A1, CMO, (USD), 5.73%, 03/25/2035 (a)	192,222	199,245
SFAVE Commercial Mortgage Securities Trust
Series 2015-5AVE, Class C (USD), 4.53%, 01/05/2043 (a)(b)	926,000	830,947
Series 2015-5AVE, Class D (USD), 4.53%, 01/05/2043 (a)(b)	562,000	453,165
UBS Commercial Mortgage Trust, Series 2017-C6, Class C (USD), 4.59%, 12/15/2050 (a)	577,000	614,033

	Shares or Principal Amount	Value (US$)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class B (USD), 4.32%, 08/15/2050	$680,000	$669,894
Series 2017-C40, Class AS, VRN (USD), 3.85%, 10/15/2050 (a)	315,000	346,417
Wells Fargo Mortgage Backed Securities Trust, Series 2020-3, Class B1, CMO, VRN (USD), 3.24%, 06/25/2050 (a)(b)	958,564	1,001,573
WFRBS Commercial Mortgage Trust, Series 2012-C10, Class AS, (USD), 3.24%, 12/15/2045	568,395	579,358
		25,279,832
Total Commercial Mortgage-Backed Securities		25,279,832
NON-AGENCY MORTGAGE-BACKED SECURITIES (3.4%)
UNITED STATES (3.4%)
CHL Mortgage Pass-Through Trust, Series 2005-21, Class A2 (USD), 5.50%, 10/25/2035	261,805	217,211
Flagstar Mortgage Trust, Series 2017-2, Class B2, (USD), 4.11%, 10/25/2047 (a)(b)	1,163,074	1,227,918
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A6 (USD), 5.25%, 07/25/2035	176,039	180,279
IndyMac INDA Mortgage Loan Trust, Series 2005-AR2, Class 3A1 (USD), 3.23%, 01/25/2036 (a)	286,160	255,904
JP Morgan Mortgage Trust
Series 2006-S1, Class 2A6 (USD), 6.00%, 04/25/2036	229,258	235,124
Series 2017-1, Class A3, (USD), 3.50%, 01/25/2047 (a)(b)	4	4
Series 2018-6, Class B2 (USD), 3.90%, 12/25/2048 (a)(b)	942,826	986,772
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, (USD), 4.00%, 03/25/2057 (a)(b)	636,732	681,691
PHH Mortgage Trust, Series 2008-CIM1, Class 21A1 (USD), 6.00%, 05/25/2038	319,187	326,851
Sequoia Mortgage Trust
Series 2017-CH1, Class A13, (USD), 4.00%, 08/25/2047 (a)(b)	595,833	604,066
Series 2017-CH2, Class A13 (USD), 4.00%, 12/25/2047 (a)(b)	902,867	926,959
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1 (USD), 2.26%, 09/25/2037 (a)	252,797	261,413
WaMu Mortgage Pass Through Certificates, Series 2005-AR7, Class A3 (USD), 2.88%, 08/25/2035 (a)	287,425	299,691
WinWater Mortgage Loan Trust, Series 2015-2, Class B3, (USD), 3.91%, 02/20/2045 (a)(b)	431,374	455,645
		6,659,528
Total Non-Agency Mortgage-Backed Securities		6,659,528

2021 Semi-Annual Report  13

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (26.5%)
CANADA (1.7%)
Diversified Telecommunication Services (0.6%)
Bell Canada, Series US-4 (USD), 3.65%, 03/17/2051	$1,126,000	$1,167,049
Metals & Mining (0.7%)
Teck Resources Ltd. (USD), 3.90%, 07/15/2030	1,365,000	1,450,362
Oil, Gas & Consumable Fuels (0.4%)
Cenovus Energy, Inc. (USD), 5.40%, 06/15/2047	642,000	730,141
		3,347,552
CHINA (0.8%)
Diversified Financial Services (0.3%)
CCBL Cayman 1 Corp. Ltd. (USD), 3.50%, 05/16/2024 (b)	555,000	588,958
Internet (0.5%)
Alibaba Group Holding Ltd. (USD), 2.70%, 02/09/2041	1,120,000	1,043,014
		1,631,972
ITALY (1.1%)
Commercial Banks (1.1%)
UniCredit SpA (USD), 7.83%, 12/04/2023 (b)	1,800,000	2,084,670
JAPAN (0.7%)
Auto Manufacturers (0.7%)
Nissan Motor Co. Ltd. (USD), 4.35%, 09/17/2027 (b)	1,215,000	1,329,293
NETHERLANDS (0.5%)
Semiconductors (0.5%)
NXP BV / NXP Funding LLC (USD), 5.35%, 03/01/2026 (b)	887,000	1,036,084
SOUTH KOREA (0.6%)
Semiconductors (0.6%)
SK Hynix, Inc., 144A (USD), 1.00%, 01/19/2024 (b)	1,125,000	1,124,113
SPAIN (0.7%)
Commercial Banks (0.7%)
Banco Santander SA (USD), 2.75%, 05/28/2025	1,400,000	1,476,431
UNITED KINGDOM (2.4%)
Commercial Banks (2.4%)
HSBC Holdings PLC, (fixed rate to 09/22/2027, variable rate thereafter) (USD), 2.01%, 09/22/2028	1,865,000	1,850,756
Lloyds Banking Group PLC, (fixed rate to 07/09/2024, variable rate thereafter), VRN (USD), 3.87%, 07/09/2025	1,225,000	1,331,987
Natwest Group PLC, (fixed rate to 03/22/2024, variable rate thereafter) (USD), 4.27%, 03/22/2025	1,450,000	1,581,150
		4,763,893

	Shares or Principal Amount	Value (US$)
UNITED STATES (18.0%)
Aerospace & Defense (2.6%)
Boeing Co. (USD), 2.70%, 02/01/2027	$3,110,000	$3,199,475
Raytheon Technologies Corp. (USD), 6.05%, 06/01/2036	1,470,000	2,009,524
		5,208,999
Auto Manufacturers (1.5%)
Ford Holdings LLC (USD), 9.30%, 03/01/2030	930,000	1,237,365
Hyundai Capital America, 144A (USD), 0.80%, 01/08/2024 (b)	1,690,000	1,681,088
		2,918,453
Beverages (0.8%)
Keurig Dr Pepper, Inc. (USD), 0.75%, 03/15/2024	1,683,000	1,684,361
Building Materials (0.4%)
Carrier Global Corp. (USD), 3.38%, 04/05/2040	770,000	776,934
Commercial Banks (2.3%)
Bank of America Corp., (fixed rate to 06/19/2040, variable rate thereafter) (USD), 2.68%, 06/19/2041	1,131,000	1,062,571
Citigroup, Inc., (fixed rate to 04/08/2025, variable rate thereafter) (USD), 3.11%, 04/08/2026	2,200,000	2,359,830
JPMorgan Chase & Co., (fixed rate to 04/22/2030, variable rate thereafter) (USD), 2.52%, 04/22/2031	1,106,000	1,117,411
		4,539,812
Commercial Services & Supplies (0.3%)
PayPal Holdings, Inc. (USD), 3.25%, 06/01/2050	555,000	559,338
Computers & Peripherals (0.3%)
Apple, Inc. (USD), 2.40%, 08/20/2050	725,000	647,640
Diversified Telecommunication Services (1.3%)
Verizon Communications, Inc. (USD), 4.50%, 08/10/2033	2,140,000	2,522,622
Electric Utilities (3.4%)
AEP Texas, Inc., Series H (USD), 3.45%, 01/15/2050	580,000	578,238
IPALCO Enterprises, Inc. (USD), 4.25%, 05/01/2030 (b)	1,343,000	1,490,300
Pacific Gas and Electric Co. (USD), 4.55%, 07/01/2030	1,365,000	1,467,346
Southern California Edison Co., Series E (USD), 3.70%, 08/01/2025	2,270,000	2,490,444
Southwestern Public Service Co., Series 8 (USD), 3.15%, 05/01/2050	613,000	616,257
		6,642,585
Energy Equipment & Services (0.5%)
Western Midstream Operating LP (USD), 4.65%, 07/01/2026	970,000	1,038,506

14  2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
Entertainment (0.2%)
The Museum of Modern Art, Series 2021 (USD), 3.22%, 07/01/2051	$439,000	$448,463
Insurance (0.6%)
Athene Holding Ltd. (USD), 3.50%, 01/15/2031	1,130,000	1,186,445
Miscellaneous Manufacturing (0.8%)
General Electric Co., Series A (USD), 6.75%, 03/15/2032	1,108,000	1,496,776
Oil, Gas & Consumable Fuels (0.3%)
Diamondback Energy, Inc. (USD), 3.25%, 12/01/2026	567,000	601,264
Pharmaceutical (0.8%)
CVS Health Corp. (USD), 6.25%, 06/01/2027	1,270,000	1,577,956
Real Estate Investment Trust (REIT) Funds (0.5%)
American Tower Corp. (USD), 1.88%, 10/15/2030	1,105,000	1,046,736
Retail (0.3%)
Lowe’s Cos., Inc. (USD), 3.00%, 10/15/2050	565,000	533,111
Semiconductors (0.7%)
Broadcom, Inc. (USD), 4.15%, 11/15/2030	1,335,000	1,459,316
Transportation (0.4%)
FedEx Corp. (USD), 5.25%, 05/15/2050	565,000	731,753
		35,621,070
Total Corporate Bonds		52,415,078
MUNICIPAL BONDS (5.9%)
UNITED STATES (5.9%)
California (1.2%)
Los Angeles Unified School District General Obligation Unlimited Bonds (USD), 6.76%, 07/01/2034	1,660,000	2,365,600
District of Columbia (0.3%)
District of Columbia, Series E (USD), 5.59%, 12/01/2034	505,000	650,391
Kansas (0.7%)
Kansas Development Finance Authority, Series H (USD), 4.73%, 04/15/2037	1,125,000	1,363,774
Massachusetts (0.1%)
State of Commonwealth of Massachusetts, Series H (USD), 2.90%, 09/01/2049	165,000	169,840
New York (3.6%)
City of New York NY (USD), 5.52%, 10/01/2037	1,950,000	2,615,895
New York State Dormitory Authority (USD), 5.63%, 03/15/2039	2,470,000	3,180,230
New York State Urban Development Corp (USD), 5.77%, 03/15/2039	1,065,000	1,309,033
		7,105,158
		11,654,763
Total Municipal Bonds		11,654,763

	Shares or Principal Amount	Value (US$)
GOVERNMENT BONDS (2.6%)
CANADA (1.0%)
Canada Housing Trust No 1 (CAD), 1.95%, 12/15/2025 (b)(c)	$2,455,000	$2,073,810
ITALY (0.5%)
Republic of Italy Government International Bond (USD), 3.88%, 05/06/2051	1,094,000	1,086,579
SUPRANATIONAL (1.1%)
International Bank for Reconstruction & Development (CAD), 0.63%, 01/14/2026	2,658,000	2,112,498
Total Government Bonds		5,272,887
U.S. AGENCIES (14.6%)
UNITED STATES (14.6%)
Federal Home Loan Mortgage Corp.
MBS (USD), 4.50%, 08/01/2046	331,914	366,005
MBS (USD), 4.00%, 01/01/2047	817,384	893,274
MBS (USD), 4.00%, 08/01/2048	1,135,853	1,240,703
Federal National Mortgage Association
MBS, TBA (USD), 2.00%, 05/01/2036	954,000	985,415
MBS, TBA (USD), 2.50%, 05/01/2036	1,469,000	1,535,105
MBS (USD), 4.50%, 12/01/2046	570,739	631,358
MBS (USD), 4.50%, 06/01/2047	819,231	901,023
MBS (USD), 3.50%, 01/01/2048	1,041,900	1,113,520
MBS (USD), 3.50%, 04/01/2048	908,966	971,057
MBS (USD), 4.00%, 05/01/2048	1,031,189	1,121,355
MBS (USD), 5.00%, 09/01/2048	356,578	393,622
MBS (USD), 3.50%, 11/01/2048	937,955	1,000,267
MBS (USD), 3.00%, 02/01/2050	1,235,278	1,294,404
MBS (USD), 4.00%, 03/01/2050	953,280	1,035,291
MBS (USD), 3.50%, 06/01/2050	627,507	674,402
MBS (USD), 3.50%, 06/01/2050	556,152	598,607
MBS (USD), 3.00%, 07/01/2050	1,329,278	1,399,173
MBS (USD), 3.00%, 09/01/2050	1,243,646	1,302,722
MBS, TBA (USD), 2.50%, 05/01/2051	1,897,000	1,967,989
FREMF Mortgage Trust
Series 2016-K57, Class C (USD), 4.05%, 08/25/2049 (a)(b)	1,077,000	1,147,761
Series 2018-K81, Class C, VRN, 144A (USD), 4.31%, 09/25/2051 (a)(b)	519,000	558,371
Government National Mortgage Association
MBS (USD), 4.50%, 06/20/2047	468,587	514,115
MBS (USD), 3.50%, 11/20/2047	753,627	810,814
MBS (USD), 4.00%, 05/20/2048	985,205	1,070,664
MBS (USD), 4.00%, 09/20/2048	463,060	503,226
MBS (USD), 3.00%, 06/20/2050	1,709,864	1,805,310
MBS (USD), 3.50%, 06/20/2050	1,074,096	1,139,534
MBS, TBA (USD), 2.50%, 05/01/2051	1,890,000	1,964,566
		28,939,653
Total U.S. Agencies		28,939,653

2021 Semi-Annual Report  15

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
U.S. TREASURIES (15.9%)
UNITED STATES (15.9%)
U.S. Treasury Bond
(USD), 1.88%, 02/15/2041	$1,614,000	$1,535,317
(USD), 1.38%, 08/15/2050	3,376,500	2,707,003
(USD), 1.63%, 11/15/2050	1,938,100	1,657,984
U.S. Treasury Note
(USD), 0.13%, 01/31/2023	7,372,500	7,370,196
(USD), 0.13%, 02/15/2024	1,704,900	1,697,308
(USD), 0.38%, 01/31/2026	9,718,800	9,526,322
(USD), 1.25%, 03/31/2028	5,414,100	5,398,027
(USD), 1.13%, 02/15/2031	1,587,100	1,515,681
		31,407,838
Total U.S. Treasuries		31,407,838
AGENCY MORTGAGE-BACKED SECURITIES (0.7%)
UNITED STATES (0.7%)
Federal Home Loan Mortgage Corp. (USD), 5.00%, 10/01/2041	221,765	255,759
Federal National Mortgage Association (USD), 4.50%, 07/01/2040	579,691	645,402
Government National Mortgage Association (USD), 4.50%, 12/20/2045	432,020	483,803
		1,384,964
Total Agency Mortgage-Backed Securities		1,384,964

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENT—9.8%
UNITED STATES (9.8%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(d)	$19,358,478	$19,358,478
Total Short-Term Investment		19,358,478
Total Investments (Cost $203,041,952) (e)—103.1%		203,911,354
Liabilities in Excess of Other Assets—(3.1)%		(6,095,475)
Net Assets—100.0%		$197,815,879

(a)Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(b)Denotes a security issued under Regulation S or Rule 144A.

(c)This security is government guaranteed.

(d)Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.

(e)See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

CADCanadian Dollar

COPColombian Peso

IDRIndonesian Rupiah

JPYJapanese Yen

MXNMexican Peso

PLCPublic Limited Company

TBASecurities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

USDU.S. Dollar

UYUUruguayan Peso

16  2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

At April 30, 2021, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
United States Treasury Long Bond Future	2	06/21/2021	$320,813	$314,500	$(6,313)
United States Treasury Note 6%—10 year	61	06/21/2021	8,094,140	8,053,906	(40,234)
United States Treasury Note 6%—2 year	75	06/30/2021	16,564,367	16,556,836	(7,531)
United States Treasury Note 6%—5 year	9	06/30/2021	1,112,484	1,115,437	2,953
United States Treasury Note 6%—Ultra Bond	44	06/21/2021	8,301,344	8,179,875	(121,469)
					$(172,594)
SHORT CONTRACT POSITIONS (4.1%)
United States Treasury Note 6%–10 year Ultra	(56)	06/21/2021	$(8,128,750)	(8,150,625)	$(21,875)
					$(194,469)

At April 30, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar/United States Dollar
07/06/2021	Citibank N.A.	CAD	4,786,201	USD	3,865,097	$3,894,482	$29,385
07/06/2021	Royal Bank of Canada	CAD	2,643,610	USD	2,146,884	2,151,078	4,194
Colombian Peso/United States Dollar
05/19/2021	Barclays Bank plc	COP	7,168,005,000	USD	1,971,670	1,908,302	(63,368)
Indonesian Rupiah/United States Dollar
05/06/2021	Barclays Bank plc	IDR	28,353,219,000	USD	1,947,336	1,962,859	15,523
Japanese Yen/United States Dollar
06/24/2021	Barclays Bank plc	JPY	212,940,000	USD	1,962,632	1,949,165	(13,467)
06/24/2021	HSBC Bank USA	JPY	212,940,000	USD	1,959,181	1,949,165	(10,016)
Mexican Peso/United States Dollar
05/04/2021	HSBC Bank USA	MXN	42,805,203	USD	2,090,988	2,113,107	22,119
05/06/2021	Goldman Sachs & Co.	MXN	39,669,000	USD	1,947,293	1,957,852	10,559
07/14/2021	Royal Bank of Canada	MXN	20,069,068	USD	1,000,589	982,926	(17,663)
Uruguayo Peso/United States Dollar
07/08/2021	Citibank N.A.	UYU	86,147,000	USD	1,922,924	1,945,066	22,142
						$20,814,002	$(592)

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Canadian Dollar
07/12/2021	HSBC Bank USA	USD	8,044,530	CAD	10,088,405	$8,208,873	$(164,343)
United States Dollar/Colombian Peso
05/19/2021	Citibank N.A.	USD	1,965,453	COP	7,168,005,000	1,908,302	57,151
United States Dollar/Indonesian Rupiah
05/06/2021	HSBC Bank USA	USD	1,950,149	IDR	28,353,219,000	1,962,859	(12,710)
United States Dollar/Japanese Yen
06/24/2021	Citibank N.A.	USD	1,951,684	JPY	212,940,000	1,949,165	2,519
06/24/2021	Royal Bank of Canada	USD	1,924,389	JPY	212,940,000	1,949,165	(24,776)

2021 Semi-Annual Report  17

Statement of Investments (concluded)

April 30, 2021 (Unaudited)

Aberdeen Total Return Bond Fund

See accompanying Notes to Financial Statements.

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Mexican Peso
05/04/2021	HSBC Bank USA	USD	2,098,549	MXN	42,805,203	$2,113,107	$(14,558)
05/06/2021	Goldman Sachs & Co.	USD	1,966,595	MXN	39,669,000	1,957,852	8,743
07/14/2021	Royal Bank of Canada	USD	990,681	MXN	20,069,068	982,926	7,755
United States Dollar/Uruguayo Peso
07/08/2021	Citibank N.A.	USD	1,921,209	UYU	86,147,000	1,945,067	(23,858)
						$22,977,316	$(164,077)

Total unrealized appreciation on open forward foreign currency exchange contracts $ 180,090

Total unrealized depreciation on open forward foreign currency exchange contracts $(344,759)

*Certain contracts with different trade dates and like characteristics have been shown net.

18  2021 Semi-Annual Report

Aberdeen Global High Income Fund (Unaudited)

Average Annual Total Return (For periods ended April 30, 2021)	Six Month†	1 Yr.	5 Yr.	10 Yr.
Class A	8.26%	21.17%	6.39%	4.26%
Institutional Class	8.37%	21.47%	6.65%	4.53%

†Not annualized

Performance of a $10,000 Investment (as of April 30, 2021)

$20,000
$15,000
$10,000
$5,000
$19,103
$15,180
$11,874
4/30/11
4/30/12
4/30/13
4/30/14
4/30/15
4/30/16
4/30/17
4/30/18
4/30/19
4/30/20
4/30/21
Class A
BofA Merrill Lynch Global High Yield Constrained Index (Hedged to USD)
CPI

Comparative performance of $10,000 invested in Class A shares of the Aberdeen Global High Income Fund, ICE Bank of America Merrill Lynch Global High Yield Constrained Index (Hedged to USD) and the Consumer Price Index (CPI) over a 10-year period ended April 30, 2021. Unlike the Fund’s returns, the returns for these unmanaged indexes do not reflect any fees or expenses. Investors cannot invest directly in market indexes.

The ICE Bank of America Merrill Lynch Global High Yield Constrained Index (Hedged to the USD) tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or eurobond markets but caps issuer exposure at 2%.

The CPI is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results. The Average Annual Total Return table and performance graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investing in mutual funds involves market risk, including loss of principal. Performance returns assume the reinvestment of all distributions. Performance returns reflect fee waivers and reimbursements in effect without which returns would have been lower.

2021 Semi-Annual Report  19

Aberdeen Global High Income Fund (Unaudited)

Asset Allocation
Corporate Bonds	93.5%
Exchange-Traded Funds	4.3%
Bank Loans	0.2%
Short-Term Investment	2.5%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

The following chart summarizes the composition of the Fund’s portfolio, expressed as a percentage of net assets. The industries listed below may include more than one industry group. As of April 30, 2021, the Fund did not have more than 25% of its assets invested in any industry group.

Top Industries
Diversified Telecommunication Services	10.3%
Oil, Gas & Consumable Fuels	7.3%
Commercial Banks	4.8%
Diversified Financial Services	4.6%
Pharmaceutical	4.6%
Media	4.2%
Entertainment	4.0%
Auto Parts & Equipment	3.6%
Leisure Time	3.4%
Energy Equipment & Services	2.8%
Other	50.4%
100.0%

Top Holdings*
iShares iBoxx High Yield Corporate Bond ETF	4.3%
Goodyear Tire & Rubber Co. (The) 05/31/2025	1.5%
Teva Pharmaceutical Finance Netherlands III BV 01/31/2025	1.2%
MDC Holdings, Inc. 01/15/2030	1.2%
Photo Holdings Merger Sub, Inc. 10/01/2026	1.1%
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN 07/19/2023	1.1%
Howmet Aerospace, Inc. 05/01/2025	1.0%
Petroleos Mexicanos 02/12/2028	1.0%
Ford Motor Co. 04/22/2025	1.0%
NCL Corp. Ltd. 02/01/2026	0.8%
Other	85.8%
100.0%

*For the purpose of listing top holdings, Short-Term Investments are included as part of Other.

Top Countries
United States	62.2%
United Kingdom	4.8%
Germany	4.4%
Brazil	3.3%
Netherlands	3.1%
Luxembourg	2.5%
Italy	1.9%
Mexico	1.7%
China	1.6%
Canada	1.3%
Other	13.2%
100.0%

20  2021 Semi-Annual Report

Statement of Investments

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (93.5%)
ARGENTINA (0.3%)
Transportadora de Gas del Sur SA (USD), 6.75%, 05/02/2025 (a)	$575,000	$498,778
BERMUDA (0.4%)
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, (USD), 7.63%, 10/15/2025 (a)(b)	492,516	525,613
BRAZIL (3.3%)
Braskem Netherlands Finance BV (USD), 4.50%, 01/10/2028 (a)	810,000	842,400
CSN Resources SA
(USD), 7.63%, 02/13/2023 (a)	265,000	274,938
(USD), 7.63%, 04/17/2026 (a)	314,000	337,613
MARB BondCo PLC (USD), 3.95%, 01/29/2031 (a)	667,000	633,763
NBM US Holdings, Inc. (USD), 7.00%, 05/14/2026 (a)	669,000	719,175
Petrobras Global Finance BV
(USD), 5.09%, 01/15/2030	815,000	861,251
(USD), 5.60%, 01/03/2031	536,000	578,612
Rede D’or Finance Sarl
(USD), 4.95%, 01/17/2028 (a)	380,000	392,829
(USD), 4.50%, 01/22/2030 (a)	390,000	383,077
		5,023,658
CANADA (1.3%)
GFL Environmental, Inc.
(USD), 3.75%, 08/01/2025 (a)	165,000	167,888
(USD), 5.13%, 12/15/2026 (a)	295,000	309,012
(USD), 4.00%, 08/01/2028 (a)	194,000	185,646
NOVA Chemicals Corp. (USD), 4.25%, 05/15/2029 (a)	638,000	631,620
Titan Acquisition Ltd. / Titan Co-Borrower LLC (USD), 7.75%, 04/15/2026 (a)	720,000	747,900
		2,042,066
CHILE (0.3%)
VTR Finance NV (USD), 6.38%, 07/15/2028 (a)	442,000	477,360
CHINA (1.6%)
China Evergrande Group (USD), 9.50%, 04/11/2022 (a)	465,000	455,932
Huarong Finance 2017 Co. Ltd. (USD), 3.75%, 04/27/2022 (a)	285,000	237,263
Huarong Finance II Co. Ltd. (USD), 5.50%, 01/16/2025 (a)	555,000	431,513
Kaisa Group Holdings Ltd. (USD), 9.38%, 06/30/2024 (a)	495,000	491,535
Sunac China Holdings Ltd. (USD), 7.95%, 10/11/2023 (a)	825,000	870,787
		2,487,030

	Shares or Principal Amount	Value (US$)
EL SALVADOR (0.3%)
AES El Salvador Trust II (USD), 6.75%, 03/28/2023 (a)	$500,000	$499,375
FRANCE (0.4%)
Adevinta ASA (EUR), 2.63%, 11/15/2025 (a)	135,000	166,929
Altice France SA (USD), 7.38%, 05/01/2026 (a)	473,000	490,407
		657,336
GEORGIA (0.4%)
Bank of Georgia JSC (USD), 6.00%, 07/26/2023 (a)	500,000	526,710
GERMANY (4.4%)
Aareal Bank AG, FRN (EUR), EUSA1 + 7.180%, 6.67%, 04/30/2022 (a)(c)(d)	600,000	735,827
BK LC Lux Finco1 Sarl (EUR), 5.25%, 04/30/2029 (a)	100,000	122,389
CT Investment GmbH (EUR), 5.50%, 04/15/2026 (a)	490,000	596,410
Deutsche Bank AG, (fixed rate to 04/30/2025, variable rate thereafter), VRN (USD), 7.50%, 04/30/2025 (c)	400,000	440,960
Deutsche Bank AG, (fixed rate to 04/30/2026, variable rate thereafter), VRN (GBP), 5 year GBP Swap + 4.257%, 7.13%, 04/30/2026 (a)(c)	300,000	448,612
Gruenenthal GmbH
(EUR), 3.63%, 11/15/2026 (a)	299,000	365,990
(EUR), 4.13%, 05/15/2028 (a)	230,000	281,934
Nidda BondCo GmbH (EUR), 5.00%, 09/30/2025 (a)	305,000	370,353
Nidda Healthcare Holding GmbH (EUR), 3.50%, 09/30/2024 (a)	623,000	751,854
Schaeffler AG (EUR), 2.88%, 03/26/2027 (a)	350,000	448,315
Tele Columbus AG (EUR), 3.88%, 05/02/2025 (a)	784,000	957,880
TK Elevator Midco GmbH (EUR), 4.38%, 07/15/2027 (a)	176,000	222,180
Vertical Holdco GmbH (EUR), 6.63%, 07/15/2028 (a)	249,000	321,205
ZF Europe Finance BV
(EUR), 2.00%, 02/23/2026 (a)	300,000	363,740
(EUR), 2.50%, 10/23/2027 (a)	300,000	370,594
		6,798,243
IRELAND (0.8%)
Cimpress PLC (USD), 7.00%, 06/15/2026 (a)	1,190,000	1,252,475
ISRAEL (1.2%)
Teva Pharmaceutical Finance Netherlands III BV (USD), 7.13%, 01/31/2025	1,680,000	1,831,435

2021 Semi-Annual Report  21

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
ITALY (1.9%)
Banca Monte dei Paschi di Siena SpA, (fixed rate to 01/18/2023, variable rate thereafter) (EUR), 5 year EUR Swap + 5.005%, 5.38%, 01/18/2028 (a)	$1,000,000	$1,078,779
Kedrion SpA (EUR), 3.38%, 05/15/2026	587,000	706,454
Sofima Holding SpA
(EUR), 3.75%, 01/15/2028 (a)	231,000	278,844
FRN (EUR), 3 mo. Euribor + 4.000%, 4.00%, 01/15/2028 (a)(d)	100,000	120,675
UniCredit SpA, (fixed rate to 06/03/2023, variable rate thereafter) (EUR), 6.63%, 06/03/2023 (a)(c)	530,000	680,999
		2,865,751
JAMAICA (0.6%)
Digicel Group 0.5 Ltd., PIK (USD), 10.00%, 04/01/2024 (b)	965,085	943,371
JAPAN (1.1%)
SoftBank Group Corp., (fixed rate to 07/19/2023, variable rate thereafter), VRN (USD), 5 year USD ICE Swap + 4.226%, 6.00%, 07/19/2023 (a)(c)	1,620,000	1,644,300
LUXEMBOURG (2.5%)
Altice France Holding SA (EUR), 8.00%, 05/15/2027 (a)	283,000	370,041
Cidron Aida Finco SARL (GBP), 6.25%, 04/01/2028 (a)	353,000	497,977
Cidron Aida Finco Sarl (EUR), 5.00%, 04/01/2028 (a)	291,000	356,502
Galapagos SA (EUR), 5.38%, 06/15/2021 (a)(e)(f)	60,500	—
Garfunkelux Holdco 3 SA
(EUR), 6.75%, 11/01/2025 (a)	231,000	288,134
(GBP), 7.75%, 11/01/2025 (a)	240,000	343,875
Kleopatra Finco Sarl (EUR), 4.25%, 03/01/2026 (a)	113,000	133,484
Kleopatra Holdings 2 SCA (EUR), 6.50%, 09/01/2026 (a)	327,000	366,159
LHMC Finco 2 Sarl, PIK (EUR), 7.25%, 10/02/2025 (a)(b)	270,400	298,844
Matterhorn Telecom SA (EUR), 3.13%, 09/15/2026 (a)	987,000	1,183,649
		3,838,665
MEXICO (1.7%)
Petroleos Mexicanos
(USD), 6.49%, 01/23/2027	300,000	317,250
(USD), 5.35%, 02/12/2028	1,580,000	1,552,192
Sixsigma Networks Mexico SA de CV (USD), 7.50%, 05/02/2025 (a)	750,000	655,312
		2,524,754

	Shares or Principal Amount	Value (US$)
NETHERLANDS (3.1%)
Leaseplan Corporation NV, (fixed rate to 05/29/2024, variable rate thereafter), VRN (EUR), 7.38%, 05/29/2024 (a)(c)	$250,000	$332,038
Lincoln Financing SARL (EUR), 3.63%, 04/01/2024 (a)	743,000	904,051
OCI NV (USD), 5.25%, 11/01/2024 (a)	423,000	439,510
Stichting AK Rabobank Certificaten (EUR), 2.19%, 12/29/2049 (a)(c)(g)	655,750	1,033,757
Trivium Packaging Finance BV (USD), 5.50%, 08/15/2026 (a)	690,000	721,913
Ziggo Bond Co. BV
(EUR), 3.38%, 02/28/2030 (a)	382,000	454,093
(USD), 5.13%, 02/28/2030 (a)	200,000	204,840
Ziggo BV (USD), 5.50%, 01/15/2027 (a)	642,000	667,731
		4,757,933
NIGERIA (0.5%)
IHS Netherlands Holdco BV (USD), 8.00%, 09/18/2027 (a)	760,000	824,600
PANAMA (0.6%)
C&W Senior Financing DAC (USD), 6.88%, 09/15/2027 (a)	879,000	931,740
SOUTH AFRICA (0.7%)
Liquid Telecommunications Financing PLC (USD), 5.50%, 09/04/2026 (a)	985,000	1,036,910
SPAIN (1.1%)
Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter) (USD), 6.50%, 03/05/2025 (c)	800,000	875,960
Cirsa Finance International Sarl
(USD), 7.88%, 12/20/2023 (a)	361,000	367,318
(EUR), 3.63%, 09/30/2025 (a)(d)	408,000	467,169
		1,710,447
SWEDEN (1.1%)
Intrum AB
(EUR), 4.88%, 08/15/2025 (a)	379,000	478,856
(EUR), 3.50%, 07/15/2026 (a)	375,000	453,867
Verisure Holding AB (EUR), 3.25%, 02/15/2027 (a)	333,000	401,617
Verisure Midholding AB (EUR), 5.25%, 02/15/2029 (a)	275,000	340,948
		1,675,288
TANZANIA (0.4%)
HTA Group Ltd. (USD), 7.00%, 12/18/2025 (a)	617,000	657,586
TURKEY (1.2%)
Akbank Turk AS, (fixed rate to 03/16/2022, variable rate thereafter) (USD), 7.20%, 03/16/2027 (a)	619,000	621,459
KOC Holding AS (USD), 5.25%, 03/15/2023 (a)	275,000	282,562

22  2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
TURKEY (continued)
Turk Telekomunikasyon AS (USD), 4.88%, 06/19/2024 (a)	$410,000	$423,825
Turkiye Garanti Bankasi AS (USD), 5.25%, 09/13/2022 (a)	450,000	460,845
		1,788,691
UKRAINE (1.2%)
Metinvest BV (USD), 8.50%, 04/23/2026 (a)	715,000	790,075
MHP Lux SA (USD), 6.95%, 04/03/2026 (a)	1,009,000	1,030,754
		1,820,829
UNITED KINGDOM (4.6%)
Arqiva Broadcast Finance PLC (GBP), 6.75%, 09/30/2023 (a)	800,000	1,140,968
Bellis Acquisition Co. PLC (GBP), 3.25%, 02/16/2026 (a)	278,000	384,921
Bellis Finco PLC (GBP), 4.00%, 02/16/2027 (a)	111,000	153,544
eG Global Finance PLC (EUR), 4.38%, 02/07/2025 (a)	700,000	815,486
Jerrold Finco PLC (GBP), 5.25%, 01/15/2027 (a)	447,000	633,534
Merlin Entertainments Ltd. (USD), 5.75%, 06/15/2026 (a)	695,000	733,225
TalkTalk Telecom Group PLC (GBP), 3.88%, 02/20/2025 (a)	750,000	1,020,250
Virgin Media Vendor Financing Notes III DAC (GBP), 4.88%, 07/15/2028 (a)	744,000	1,053,188
Virgin Money UK PLC (fixed rate to 12/08/2022, variable rate thereafter) (GBP), 8.00%, 12/08/2022 (a)(c)	765,000	1,120,924
		7,056,040
UNITED STATES (55.4%)
99 Escrow Issuer, Inc. (USD), 7.50%, 01/15/2026 (a)	815,000	780,444
Academy Ltd. (USD), 6.00%, 11/15/2027 (a)	1,023,000	1,088,779
ACI Worldwide, Inc. (USD), 5.75%, 08/15/2026 (a)	754,000	792,642
Adams Homes, Inc. (USD), 7.50%, 02/15/2025 (a)	1,145,000	1,199,387
Adient Global Holdings Ltd. (USD), 4.88%, 08/15/2026 (a)	620,000	636,275
Adient US LLC (USD), 9.00%, 04/15/2025 (a)	643,000	712,605
Aethon United BR LP / Aethon United Finance Corp. (USD), 8.25%, 02/15/2026 (a)	664,000	705,878
Affinity Gaming (USD), 6.88%, 12/15/2027 (a)	1,155,000	1,226,038

	Shares or Principal Amount	Value (US$)
Ally Financial, Inc., (fixed rate to 05/15/2026, variable rate thereafter), Series B, VRN (USD), 5 year CMT + 3.868%, 4.70%, 05/15/2026 (c)	$932,000	$944,768
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (USD), 5.25%, 08/15/2027 (a)	200,000	204,417
Austin BidCo, Inc. (USD), 7.13%, 12/15/2028 (a)	1,241,000	1,259,615
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (USD), 5.38%, 03/01/2029 (a)	879,000	915,259
Ball Corp. (USD), 2.88%, 08/15/2030	745,000	719,424
Banff Merger Sub, Inc. (EUR), 8.38%, 09/01/2026 (a)	725,000	918,474
Bausch Health Americas, Inc. (USD), 8.50%, 01/31/2027 (a)	636,000	708,345
Bausch Health Cos., Inc. (USD), 7.00%, 03/15/2024 (a)	96,000	98,400
Boyd Gaming Corp. (USD), 8.63%, 06/01/2025 (a)	745,000	824,864
Carnival Corp.
(USD), 10.50%, 02/01/2026 (a)	1,090,000	1,284,728
(USD), 7.63%, 03/01/2026 (a)	156,000	170,820
CCM Merger, Inc. (USD), 6.38%, 05/01/2026 (a)	887,000	926,915
ChampionX Corp. (USD), 6.38%, 05/01/2026	1,104,000	1,156,440
Cheniere Energy Partners LP (USD), 4.50%, 10/01/2029	535,000	558,406
Cheniere Energy, Inc. (USD), 4.63%, 10/15/2028 (a)	327,000	340,947
Cincinnati Bell, Inc. (USD), 8.00%, 10/15/2025 (a)	1,020,000	1,081,200
Cleveland-Cliffs, Inc. (USD), 9.88%, 10/17/2025 (a)	470,000	551,662
Colgate Energy Partners III LLC (USD), 7.75%, 02/15/2026 (a)	667,000	673,670
Commercial Metals Co. (USD), 3.88%, 02/15/2031	92,000	92,000
Consolidated Communications, Inc.
(USD), 5.00%, 10/01/2028 (a)	79,000	80,185
(USD), 6.50%, 10/01/2028 (a)	1,175,000	1,265,886
Continental Resources, Inc. (USD), 5.75%, 01/15/2031 (a)	442,000	512,720
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. (USD), 5.63%, 05/01/2027 (a)	1,260,000	1,282,050
DISH Network Corp. (USD), 3.38%, 08/15/2026 (h)	500,000	526,250
Encompass Health Corp. (USD), 4.75%, 02/01/2030	680,000	714,000

2021 Semi-Annual Report  23

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
Energy Transfer LP, (fixed rate to 05/15/2025, variable rate thereafter), Series F, VRN (USD), 5 year CMT + 5.134%, 6.75%, 05/15/2025 (c)	$830,000	$826,680
Enviva Partners LP / Enviva Partners Finance Corp. (USD), 6.50%, 01/15/2026 (a)	699,000	733,076
EQM Midstream Partners LP (USD), 6.50%, 07/01/2027 (a)	343,000	378,752
ESH Hospitality, Inc. (USD), 4.63%, 10/01/2027 (a)	1,129,000	1,196,740
Ford Motor Co.
(USD), 8.50%, 04/21/2023	367,000	411,040
(USD), 9.00%, 04/22/2025	1,189,000	1,452,066
(USD), 9.63%, 04/22/2030	422,000	591,855
Fortress Transportation and Infrastructure Investors LLC (USD), 9.75%, 08/01/2027 (a)	660,000	762,300
FXI Holdings, Inc.
(USD), 7.88%, 11/01/2024 (a)	410,000	423,325
(USD), 12.25%, 11/15/2026 (a)	365,000	422,488
General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), Series A (USD), 5.75%, 09/30/2027 (c)	981,000	1,064,385
Goodyear Tire & Rubber Co. (The)
(USD), 9.50%, 05/31/2025	2,057,000	2,319,267
(USD), 5.63%, 04/30/2033	230,000	230,575
Hilcorp Energy I LP / Hilcorp Finance Co.
(USD), 5.75%, 02/01/2029 (a)	724,000	736,670
(USD), 6.00%, 02/01/2031 (a)	194,000	199,820
Howmet Aerospace, Inc. (USD), 6.88%, 05/01/2025	1,363,000	1,581,080
Icahn Enterprises LP / Icahn Enterprises Finance Corp. (USD), 4.38%, 02/01/2029 (a)	814,000	789,515
International Game Technology PLC (EUR), 3.50%, 06/15/2026 (a)	722,000	889,760
Iron Mountain, Inc.
(USD), 5.00%, 07/15/2028 (a)	610,000	631,350
(USD), 5.25%, 07/15/2030 (a)	420,000	436,275
JBS Investments II GmbH (USD), 5.75%, 01/15/2028 (a)	674,000	716,260
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. (USD), 5.50%, 01/15/2030 (a)	795,000	874,508
Kraton Polymers LLC / Kraton Polymers Capital Corp. (USD), 4.25%, 12/15/2025 (a)	609,000	618,135
LABL Escrow Issuer LLC (USD), 10.50%, 07/15/2027 (a)(i)	410,000	451,525

	Shares or Principal Amount	Value (US$)
LCPR Senior Secured Financing DAC (USD), 5.13%, 07/15/2029 (a)	$776,000	$796,129
LD Holdings Group LLC (USD), 6.13%, 04/01/2028 (a)	796,000	797,990
LogMeIn, Inc. (USD), 5.50%, 09/01/2027 (a)	932,000	971,386
Macy’s Retail Holdings LLC
(USD), 3.63%, 06/01/2024	21,000	21,236
(USD), 5.88%, 04/01/2029 (a)	479,000	491,550
Macy’s, Inc. (USD), 8.38%, 06/15/2025 (a)	629,000	693,932
Magic Mergeco, Inc. (USD), 5.25%, 05/01/2028 (a)	491,000	497,138
Marriott Ownership Resorts, Inc. (USD), 4.75%, 01/15/2028	667,000	676,423
MDC Holdings, Inc. (USD), 3.85%, 01/15/2030	1,685,000	1,802,950
MGM Resorts International (USD), 4.63%, 09/01/2026	730,000	768,325
Midcontinent Communications / Midcontinent Finance Corp. (USD), 5.38%, 08/15/2027 (a)	642,000	670,505
Nabors Industries, Inc. (USD), 5.10%, 09/15/2023	605,000	567,187
Navient Corp. (USD), 6.50%, 06/15/2022	1,150,000	1,204,625
NCL Corp. Ltd.
(USD), 3.63%, 12/15/2024 (a)	350,000	335,965
(USD), 10.25%, 02/01/2026 (a)	1,097,000	1,290,566
(USD), 5.88%, 03/15/2026 (a)	463,000	483,835
NCL Finance Ltd. (USD), 6.13%, 03/15/2028 (a)	131,000	137,985
New Fortress Energy, Inc. (USD), 6.50%, 09/30/2026 (a)	587,000	598,934
Novelis Sheet Ingot GmbH (EUR), 3.38%, 04/15/2029 (a)	202,000	249,611
NRG Energy, Inc.
(USD), 3.38%, 02/15/2029 (a)	1,311,000	1,283,141
(USD), 3.63%, 02/15/2031 (a)	241,000	236,109
Occidental Petroleum Corp.
(USD), 3.50%, 06/15/2025	390,000	391,950
(USD), 5.88%, 09/01/2025	298,000	325,565
(USD), 5.50%, 12/01/2025	171,000	183,825
(USD), 3.00%, 02/15/2027	245,000	233,821
(USD), 6.38%, 09/01/2028	780,000	873,600
(USD), 6.63%, 09/01/2030	298,000	339,720
Organon Finance 1 LLC
(EUR), 2.88%, 04/30/2028 (a)	249,000	305,973
(USD), 4.13%, 04/30/2028 (a)	785,000	804,225
(USD), 5.13%, 04/30/2031 (a)	799,000	829,042
Photo Holdings Merger Sub, Inc. (USD), 8.50%, 10/01/2026 (a)	1,560,000	1,708,200

24  2021 Semi-Annual Report

Statement of Investments (continued)

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

	Shares or Principal Amount	Value (US$)
CORPORATE BONDS (continued)
UNITED STATES (continued)
Playtika Holding Corp. (USD), 4.25%, 03/15/2029 (a)	$770,000	$765,187
Qwest Capital Funding, Inc.
(USD), 6.88%, 07/15/2028	1,015,000	1,106,350
(USD), 7.75%, 02/15/2031	1,020,000	1,155,058
Royal Caribbean Cruises Ltd.
(USD), 11.50%, 06/01/2025 (a)	350,000	405,454
(USD), 3.70%, 03/15/2028	365,000	346,666
(USD), 5.50%, 04/01/2028 (a)	271,000	284,198
Sabre GLBL, Inc. (USD), 7.38%, 09/01/2025 (a)	864,000	940,680
Sealed Air Corp. (USD), 4.00%, 12/01/2027 (a)	71,000	74,373
Six Flags Entertainment Corp. (USD), 4.88%, 07/31/2024 (a)	510,000	513,188
Six Flags Theme Parks, Inc. (USD), 7.00%, 07/01/2025 (a)	749,000	809,197
SM Energy Co. (USD), 5.00%, 01/15/2024	600,000	573,822
Spirit AeroSystems, Inc. (USD), 7.50%, 04/15/2025 (a)	611,000	654,705
Staples, Inc.
(USD), 7.50%, 04/15/2026 (a)	920,000	952,200
(USD), 10.75%, 04/15/2027 (a)	215,000	222,461
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp. (USD), 7.50%, 06/15/2025 (a)	1,069,000	1,113,385
Sunoco LP / Sunoco Finance Corp. (USD), 4.50%, 05/15/2029 (a)	525,000	530,250
Tenet Healthcare Corp. (USD), 4.88%, 01/01/2026 (a)	525,000	545,475
Tenneco, Inc. (USD), 5.13%, 04/15/2029 (a)	501,000	497,243
Townsquare Media, Inc. (USD), 6.88%, 02/01/2026 (a)	253,000	263,753
Travel + Leisure Co. (USD), 5.65%, 04/01/2024	1,000,000	1,087,500
Turning Point Brands, Inc. (USD), 5.63%, 02/15/2026 (a)	1,099,000	1,134,717
Twilio, Inc.
(USD), 3.63%, 03/15/2029	126,000	128,407
(USD), 3.88%, 03/15/2031	351,000	360,214
Univision Communications, Inc. (USD), 6.63%, 06/01/2027 (a)	618,000	669,757
USA Compression Partners LP / USA Compression Finance Corp. (USD), 6.88%, 09/01/2027	1,113,000	1,171,099
Viking Cruises Ltd. (USD), 13.00%, 05/15/2025 (a)	540,000	631,908
Vine Energy Holdings LLC (USD), 6.75%, 04/15/2029 (a)	919,000	919,395

	Shares or Principal Amount	Value (US$)
Vistra Operations Co. LLC (USD), 5.63%, 02/15/2027 (a)	$540,000	$561,600
VM Consolidated, Inc. (USD), 5.50%, 04/15/2029 (a)	900,000	914,256
Welbilt, Inc., 2018 Term Loan B (USD), 3M USD LIBOR, 2.61%, 10/23/2025	800,000	790,000
Wolverine World Wide, Inc. (USD), 6.38%, 05/15/2025 (a)	502,000	535,865
		84,920,746
ZAMBIA (1.1%)
First Quantum Minerals Ltd.
(USD), 7.25%, 04/01/2023 (a)	672,000	684,600
(USD), 6.50%, 03/01/2024 (a)	955,000	978,875
		1,663,475
Total Corporate Bonds		143,281,205
BANK LOANS (0.2%)
UNITED KINGDOM (0.2%)
Froneri International Ltd., 2020 USD 2nd Lien Term Loan (USD), 1M USD LIBOR, 5.86%, 01/31/2028	316,000	316,658
Total Bank Loans		316,658
EXCHANGE-TRADED FUNDS (4.3%)
UNITED STATES (4.3%)
iShares iBoxx High Yield Corporate Bond ETF	75,000	6,558,000
Total Exchange-Traded Funds		6,558,000
SHORT-TERM INVESTMENT—2.5%
UNITED STATES (2.5%)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(j)	3,869,332	3,869,332
Total Short-Term Investment		3,869,332
Total Investments (Cost $147,211,056) (k)—100.5%		154,025,195
Liabilities in Excess of Other Assets—(0.5)%		(813,696)
Net Assets—100.0%		$153,211,499

(a)Denotes a security issued under Regulation S or Rule 144A.

(b)Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.

(c)Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.

(d)Variable Rate Instrument. The rate shown is based on the latest available information as of April 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(e)Security is in default.

(f)Illiquid security.

(g)Indicates a stepped coupon bond. This bond was issued with a low coupon that gradually increases over the life of the bond.

(h)Convertible Bond

2021 Semi-Annual Report  25

Statement of Investments (concluded)

April 30, 2021 (Unaudited)

Aberdeen Global High Income Fund

See accompanying Notes to Financial Statements.

(i)Level 3 security. See Note 2(a) of the accompanying Notes to Financial Statements.

(j)Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of April 30, 2021.

(k)See accompanying Notes to Financial Statements for tax unrealized appreciation/(depreciation) of securities.

CMTConstant Maturity Treasury

ETFExchange-Traded Fund

EUREuro Currency

GBPBritish Pound Sterling

PIKPayment In Kind

PLCPublic Limited Company

USDU.S. Dollar

At April 30, 2021, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date*	Counterparty		Amount Purchased		Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
07/14/2021	Citibank N.A.	USD	6,731,976	GBP	4,892,000	$6,757,435	$(25,459)
United States Dollar/Euro
07/14/2021	Citibank N.A.	USD	17,178,176	EUR	14,403,000	17,341,330	(163,154)
07/14/2021	Royal Bank of Canada (UK)	USD	2,398,390	EUR	1,985,000	2,389,956	8,434
						$26,488,721	$(180,179)

Total unrealized appreciation on open forward foreign currency exchange contracts $  8,434

Total unrealized depreciation on open forward foreign currency exchange contracts $(188,613)

*Certain contracts with different trade dates and like characteristics have been shown net.

26  2021 Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

April 30, 2021

See accompanying Notes to Financial Statements.

	Aberdeen International Sustainable Leaders Fund	Aberdeen Global Equity Impact Fund	Aberdeen Total Return Bond Fund	Aberdeen Global High Income Fund
Assets:
Investments in securities, at fair value	$146,587,189	$75,846,074	$184,552,876	$150,155,863
Short-term investments	1,476,888	1,214,865	19,358,478	3,869,332
Foreign currency, at fair value	48,876	20,981	419,920	252,437
Cash collateral pledged for futures	—	—	357,379	—
Receivable for investments sold	—	—	2,710,154	723,601
Interest and dividends receivable	125,438	100,206	828,328	2,015,879
Receivable for capital shares issued	11,554	25,807	162,417	71,242
Unrealized appreciation on forward foreign currency exchange contracts	—	—	180,090	8,434
Variation margin receivable for futures contracts	—	—	122,563	—
Tax reclaim receivable	297,519	72,011	—	—
Prepaid expenses	22,774	11,665	34,935	22,938
Total assets	148,570,238	77,291,609	208,727,140	157,119,726
Liabilities:
Payable for investments purchased	—	—	10,179,714	3,471,331
Unrealized depreciation on forward foreign currency exchange contracts	—	—	344,759	188,613
Payable for capital shares redeemed	49,638	7,189	156,792	26,789
Payable for income taxes (See note 2g of the Notes to Financial Statements)	9,807,344	2,522,118	—	—
Accrued expenses and other payables:
Custodian fees	33,067	35,563	58,526	45,491
Investment advisory fees	62,753	24,691	14,362	27,044
Legal fees	23,773	12,679	38,672	16,172
Interest expense on line of credit	15	120	—	5,335
Audit fees	11,134	14,133	26,282	26,529
Distribution fees	23,823	8,321	5,656	17,797
Sub-transfer agent and administrative services fees	17,485	4,583	5,062	22,300
Transfer agent fees	5,273	3,081	3,497	8,729
Other accrued expenses	58,887	60,663	77,939	52,097
Total liabilities	10,093,192	2,693,141	10,911,261	3,908,227
Net Assets	$138,477,046	$74,598,468	$197,815,879	$153,211,499

Cost:
Investments in securities, at cost	$139,295,211	$51,643,337	$183,683,474	$143,341,724
Short-term investment	1,476,888	1,214,865	19,358,478	3,869,332
Foreign currency	49,243	20,943	420,530	254,644

Net Assets Consist of:
Par value	$4,338	$4,464	$14,947	$17,749
Paid in capital in excess of par value	529,140,861	73,050,269	197,719,473	383,488,310
Distributable earnings (accumulated loss)	(390,668,153)	1,543,735	81,459	(230,294,560)
Net Assets	$138,477,046	$74,598,468	$197,815,879	$153,211,499

Net Assets
Class A Shares	$115,427,296	$40,654,148	$27,130,981	$86,449,076
Institutional Class Shares	23,049,750	33,944,320	170,684,898	66,762,423
Total	$138,477,046	$74,598,468	$197,815,879	$153,211,499
Shares Outstanding*
Class A Shares	3,632,681	2,433,952	2,015,811	9,657,537
Institutional Class Shares	705,606	2,030,501	12,930,711	8,091,010
Total	4,338,287	4,464,453	14,946,522	17,748,547
Net asset value and redemption price per share
Class A Shares	$31.77	$16.70	$13.46	$8.95
Institutional Class Shares	$32.67	$16.72	$13.20	$8.25

*Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Board of Trustees is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval.

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  27

Statements of Operations (Unaudited)

April 30, 2021

See accompanying Notes to Financial Statements.

	Aberdeen International Sustainable Leaders Fund	Aberdeen Global Equity Impact Fund	Aberdeen Total Return Bond Fund	Aberdeen Global High Income Fund
INVESTMENT INCOME:
Dividend income	$714,682	$511,263	$—	$172,550
Interest income	—	233	2,021,916	4,128,895
Foreign tax withholding	(95,230)	(28,554)	(1,406)	—
Total Income	619,452	482,942	2,020,510	4,301,445
EXPENSES:
Investment advisory fees	546,113	283,254	349,491	505,547
Trustee fees	46,639	22,875	70,527	58,563
Legal fees	35,886	18,186	51,768	44,441
Audit fees	20,529	20,529	24,842	25,090
Printing fees	20,451	12,894	14,645	22,930
Custodian fees	91,954	75,314	96,115	90,135
Transfer agent fees	14,523	12,037	12,408	18,985
Distribution fees Class A	142,290	48,020	35,539	109,846
Sub-transfer agent and administrative service fees Class A	67,039	19,377	8,612	49,680
Sub-transfer agent and administrative service fees Class I	3,545	8,112	17,638	21,345
Registration and filing fees	18,624	18,393	19,753	24,688
Other	56,232	39,889	47,344	75,640
Total expenses before reimbursed/waived expenses	1,063,825	578,880	748,682	1,046,890
Interest expense	8	—	—	—
Total operating expenses before reimbursed/waived expenses	1,063,833	578,880	748,682	1,046,890
Expenses reimbursed	(167,217)	(139,614)	(268,786)	(349,832)
Expenses waived by investment adviser	(3,413)	(1,770)	(4,993)	(3,889)
Total operating expenses	893,203	437,496	474,903	693,169
Net Investment Income/(Loss)	(273,751)	45,446	1,545,607	3,608,276

Realized gain on investment transactions	30,099,948	1,767,892	688,677	1,932,354
Realized gain on futures contracts	—	—	(693,990)	—
Realized gain/(loss) on forward foreign currency exchange contracts	—	—	(149,142)	(698,450)
Realized gain/(loss) on foreign currency transactions	(72,969)	(7,657)	26,200	47,480
Net realized gain/(loss) from investments, futures, written options, credit default swaps, forward foreign currency exchange contracts and foreign currency transactions	30,026,979	1,760,235	(128,255)	1,281,384
Net change in unrealized appreciation/(depreciation) on investment transactions	(3,324,739)	14,621,572	(1,491,148)	7,806,929
Net change in unrealized appreciation/(depreciation) on futures contracts	—	—	(214,030)	—
Net change in unrealized appreciation/(depreciation) on forward foreign currency exchange rate contracts	—	—	(149,447)	(323,658)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,818	99,863	2,348	9,235
Net change in unrealized appreciation/(depreciation) from investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(3,321,921)	14,721,435	(1,852,277)	7,492,506
Net realized/unrealized gain/(loss) from investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	26,705,058	16,481,670	(1,980,532)	8,773,890
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$26,431,307	$16,527,116	$(434,925)	$12,382,166

Amounts listed as “—” are $0 or round to $0.

28  2021 Semi-Annual Report

Statements of Changes in Net Assets

See accompanying Notes to Financial Statements.

	Aberdeen International Sustainable Leaders Fund		Aberdeen Global Equity Impact Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income/(loss)	$(273,751)	$901,103	$45,446	$307,605
Net realized gain/(loss) from investments, futures, written options, credit default swaps, forward foreign currency exchange contracts and foreign currency transactions	30,026,979	(9,654,435)	1,760,235	1,676,096
Net change in unrealized appreciation/(depreciation) on investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(3,321,921)	9,784,807	14,721,435	6,603,240
Changes in net assets resulting from operations	26,431,307	1,031,475	16,527,116	8,586,941
Distributions to Shareholders From:
Distributable earnings:
Class A	(712,615)	(5,312,435)	(139,504)	(803,122)
Institutional Class	(218,647)	(1,093,873)	(214,903)	(726,056)
Change in net assets from shareholder distributions	(931,262)	(6,406,308)	(354,407)	(1,529,178)

Change in net assets from capital transactions	(7,850,219)	(21,659,634)	(1,593,598)	(9,908,458)
Change in net assets	17,649,826	(27,034,467)	14,579,111	(2,850,695)
Net Assets:
Beginning of period	120,827,220	147,861,687	60,019,357	62,870,052
End of period	$138,477,046	$120,827,220	$74,598,468	$60,019,357

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$581,212	$771,481	$2,726,336	$1,039,587
Dividends reinvested	697,660	5,206,109	136,271	789,572
Cost of shares redeemed	(7,927,442)	(21,183,921)	(3,136,936)	(8,374,926)
Total Class A	(6,648,570)	(15,206,331)	(274,329)	(6,545,767)
Institutional Class Shares
Proceeds from shares issued	461,921	589,349	338,859	973,288
Dividends reinvested	207,612	1,038,151	195,614	658,005
Cost of shares redeemed	(1,871,182)	(8,080,803)	(1,853,742)	(4,993,984)
Total Institutional Class	(1,201,649)	(6,453,303)	(1,319,269)	(3,362,691)
Change in net assets from capital transactions:	$(7,850,219)	$(21,659,634)	$(1,593,598)	$(9,908,458)

SHARE TRANSACTIONS:
Class A Shares
Issued	18,867	30,509	177,085	85,138
Reinvested	23,040	195,058	8,912	65,200
Redeemed	(257,887)	(846,478)	(200,358)	(717,173)
Total Class A Shares	(215,980)	(620,911)	(14,361)	(566,835)
Institutional Class Shares
Issued	14,526	22,690	21,656	78,425
Reinvested	6,676	37,834	12,794	54,291
Redeemed	(58,743)	(304,811)	(116,664)	(424,815)
Total Institutional Class Shares	(37,541)	(244,287)	(82,214)	(292,099)
Total change in shares:	(253,521)	(865,198)	(96,575)	(858,934)

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  29

Statements of Changes in Net Assets (concluded)

See accompanying Notes to Financial Statements.

	Aberdeen Total Return Bond Fund		Aberdeen Global High Income Fund
	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six-Month Period Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment income	$1,545,607	$4,193,134	$3,608,276	$8,462,633
Net realized gain/(loss) from investments, futures, written options, credit default swaps, forward foreign currency exchange contracts and foreign currency transactions	(128,255)	14,135,830	1,281,384	(3,401,664)
Net change in unrealized appreciation/(depreciation) on investments, futures, forward foreign currency exchange contracts and translation of assets and liabilities denominated in foreign currencies	(1,852,277)	(3,196,325)	7,492,506	(3,267,228)
Changes in net assets resulting from operations	(434,925)	15,132,639	12,382,166	1,793,741
Distributions to Shareholders From:
Distributable earnings:
Class A	(1,887,775)	(660,922)	(1,925,324)	(4,453,918)
Institutional Class	(11,869,766)	(4,424,226)	(1,743,172)	(3,724,345)
Change in net assets from shareholder distributions	(13,757,541)	(5,085,148)	(3,668,496)	(8,178,263)

Change in net assets from capital transactions	9,760,874	9,118,987	(1,096,733)	(66,034,490)
Change in net assets	(4,431,592)	19,166,478	7,616,937	(72,419,012)
Net Assets:
Beginning of period	202,247,471	183,080,993	145,594,562	218,013,574
End of period	$197,815,879	$202,247,471	$153,211,499	$145,594,562

CAPITAL TRANSACTIONS:
Class A Shares
Proceeds from shares issued	$3,179,960	$10,426,974	$3,851,913	$18,196,380
Dividends reinvested	1,740,001	596,699	1,846,321	4,263,692
Cost of shares redeemed	(6,176,692)	(8,846,301)	(11,743,606)	(46,864,551)
Total Class A	(1,256,731)	2,177,372	(6,045,372)	(24,404,479)
Institutional Class Shares
Proceeds from shares issued	28,658,903	52,392,046	29,516,489	65,628,374
Dividends reinvested	11,210,604	4,108,931	1,631,496	3,169,670
Cost of shares redeemed	(28,851,902)	(49,559,362)	(26,199,346)	(110,428,055)
Total Institutional Class	11,017,605	6,941,615	4,948,639	(41,630,011)
Change in net assets from capital transactions:	$9,760,874	$9,118,987	$(1,096,733)	$(66,034,490)

SHARE TRANSACTIONS:
Class A Shares
Issued	230,751	733,946	437,558	2,135,914
Reinvested	125,616	42,614	207,730	509,063
Redeemed	(443,175)	(626,369)	(1,323,092)	(5,641,214)
Total Class A Shares	(86,808)	150,191	(677,804)	(2,996,237)
Institutional Class Shares
Issued	2,107,876	3,775,726	3,632,217	8,466,151
Reinvested	825,001	298,491	198,949	406,876
Redeemed	(2,129,313)	(3,601,409)	(3,194,708)	(14,020,800)
Total Institutional Class Shares	803,564	472,808	636,458	(5,147,773)
Total change in shares:	716,756	622,999	(41,346)	(8,144,010)

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  31

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

30  2021 Semi-Annual Report

Financial Highlights

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

Aberdeen International Sustainable Leaders FundAberdeen International Sustainable Leaders Fund

		Investment Activities				Distributions						Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (b)		Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursement/Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/Waivers) to Average Net Assets (c)(d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets (c)		Portfolio Turnover (b)(f)
Class A Shares
Six Months Ended April 30, 2021*	$26.19	$(0.07)		$5.84	$5.77	$(0.19)	$—	$(0.19)	$31.77	22.06%		$115,427	1.35%	1.35%	1.61%	(0.44%)		96%
Year Ended October 31, 2020	26.95	0.17		0.29	0.46	(1.22)	—	(1.22)	26.19	1.63	%(g)	100,780	1.38%	1.38%	1.71%	0.67%		34%
Year Ended October 31, 2019	23.64	0.81	(h)	2.70	3.51	(0.20)	—	(0.20)	26.95	15.02	%(h)	120,472	1.44%	2.99%	3.06%	3.24	%(h)	132%
Year Ended October 31, 2018	28.01	0.01		(3.20)	(3.19)	(1.15)	(0.03)	(1.18)	23.64	(11.93%)		126,383	1.54%	2.50%	2.50%	0.05%		19%
Year Ended October 31, 2017	22.26	1.75	(i)	4.22	5.97	(0.22)	—	(0.22)	28.01	27.14	%(i)	177,342	1.42%	3.93%	3.93%	7.02	%(i)	18%
Year Ended October 31, 2016	22.82	0.45	(j)	(0.29)	0.16	(0.72)	—	(0.72)	22.26	0.99	%(j)(k)	182,094	1.35%	1.42%	1.42%	2.08	%(j)	23%
Institutional Class Shares
Six Months Ended April 30, 2021*	26.98	(0.03)		6.02	5.99	(0.30)	—	(0.30)	32.67	22.25%		23,050	1.10%	1.10%	1.28%	(0.19%)		96%
Year Ended October 31, 2020	27.74	0.24		0.30	0.54	(1.30)	—	(1.30)	26.98	1.86	%(g)	20,047	1.13%	1.13%	1.33%	0.90%		34%
Year Ended October 31, 2019	24.27	0.91	(h)	2.77	3.68	(0.21)	—	(0.21)	27.74	15.34	%(h)	27,390	1.18%	2.77%	2.82%	3.53	%(h)	132%
Year Ended October 31, 2018	28.73	0.09		(3.30)	(3.21)	(1.22)	(0.03)	(1.25)	24.27	(11.71%)		26,633	1.30%	2.22%	2.23%	0.33%		19%
Year Ended October 31, 2017	22.84	1.72	(i)	4.46	6.18	(0.29)	—	(0.29)	28.73	27.42	%(i)	35,318	1.17%	3.46%	3.46%	6.65	%(i)	18%
Year Ended October 31, 2016	23.40	0.51	(j)	(0.28)	0.23	(0.79)	—	(0.79)	22.84	1.30	%(j)(k)	32,094	1.10%	1.17%	1.17%	2.31	%(j)	23%

*Unaudited

(a)Net investment income/(loss) is based on average shares outstanding during the period.

(b)Not annualized for periods less than one year.

(c)Annualized for periods less than one year.

(d)Includes interest expense that amounts to less than 0.01%.

(e)During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(f)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(g)Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been (0.38%). For Institutional Class Shares, this amount would have been (0.11%).

(h)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.28, 12.13%, and 1.13%, respectively. For Institutional Class Shares, these amounts would have been $0.37,12.41%, and 1.42%, respectively.

(i)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.14), 20.27%, and (0.55)%, respectively. For Institutional Class Shares, these amounts would have been $(0.24), 20.55%, and (0.92)%, respectively.

(j)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years’ custodian out-of-pocket fees. If such amounts were excluded, the impact to the Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets for Class A Shares would have been reduced by $0.03, 0.13%, and 0.13%, respectively. For Institutional Class Shares, these amounts would have been reduced by $0.03, 0.13%, and 0.13%, respectively.

(k)Included within Net Realized and Unrealized Gains (Losses) on Investment per share is a payment that was made from affiliate, during the fiscal year ended October 31,2016, which contributed $113,111 to the Fund to correctly record an aged dividend receivable at its net realizable value inclusive of currency fluctuations. If such payment was excluded, the total return would have been 0.94% for Class A Shares and 1.21% for Institutional Class Shares.

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  33

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

32  2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

Aberdeen Global Equity Impact FundAberdeen Global Equity Impact Fund

		Investment Activities				Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return (b)		Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursement/Waivers and Excluding Accruals for Estimated Tax Due on Foreign Tax Refund Recoveries) to Average Net Assets	Ratio of Expenses (Net of Reimbursements/Waivers) to Average Net Assets (c)(d)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover (b)(e)
Class A Shares
Six Months Ended April 30, 2021*	$13.14	$—	(f)	$3.62	$3.62	$(0.06)	$(0.06)	$16.70	27.58	%(g)	$40,654	1.35%	1.35%		1.77%		0.02%		6%
Year Ended October 31, 2020	11.59	0.05		1.77	1.82	(0.27)	(0.27)	13.14	15.93	%(h)	32,180	1.41%	1.41	%(i)	1.92	%(i)	0.40%		32%
Year Ended October 31, 2019	10.29	0.18	(j)	1.30	1.48	(0.18)	(0.18)	11.59	14.76	%(j)	34,933	1.53%	2.21	%(i)	2.47	%(i)	1.69	%(j)	125%
Year Ended October 31, 2018	11.95	0.08		(1.41)	(1.33)	(0.33)	(0.33)	10.29	(11.48%)		35,964	1.77%	2.44	%(i)	2.44	%(i)	0.72%		19%
Year Ended October 31, 2017	9.79	0.43	(k)	1.89	2.32	(0.16)	(0.16)	11.95	24.10	%(k)	49,363	1.58%	3.14	%(i)	3.15	%(i)	3.98	%(k)	13%
Year Ended October 31, 2016	10.03	0.14	(l)	(0.08)	0.06	(0.30)	(0.30)	9.79	0.83	%(l)(m)	59,390	1.45%	1.49	%(i)	1.50	%(i)	1.49	%(l)	23%
Institutional Class Shares
Six Months Ended April 30, 2021*	13.18	0.02		3.62	3.64	(0.10)	(0.10)	16.72	27.71	%(g)	33,944	1.10%	1.10%		1.47%		0.26%		6%
Year Ended October 31, 2020	11.62	0.08		1.79	1.87	(0.31)	(0.31)	13.18	16.30	%(h)	27,839	1.16%	1.16	%(i)	1.61	%(i)	0.65%		32%
Year Ended October 31, 2019	10.30	0.21	(j)	1.30	1.51	(0.19)	(0.19)	11.62	14.99	%(j)	27,937	1.28%	1.97	%(i)	2.20	%(i)	1.95	%(j)	125%
Year Ended October 31, 2018	11.96	0.10		(1.40)	(1.30)	(0.36)	(0.36)	10.30	(11.23%)		28,477	1.52%	2.22	%(i)	2.23	%(i)	0.89%		19%
Year Ended October 31, 2017	9.81	0.45	(k)	1.88	2.33	(0.18)	(0.18)	11.96	24.32	%(k)	44,659	1.33%	2.88	%(i)	2.89	%(i)	4.22	%(k)	13%
Year Ended October 31, 2016	10.04	0.16	(l)	(0.06)	0.10	(0.33)	(0.33)	9.81	1.25	%(l)(m)	44,191	1.22%	1.26	%(i)	1.27	%(i)	1.71	%(l)	23%

*Unaudited

(a)Net investment income/(loss) is based on average shares outstanding during the period.

(b)Not annualized for periods less than one year.

(c)Annualized for periods less than one year.

(d)During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)Less than $0.005 per share.

(g)Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 35.99%. For Institutional Class Shares, this amount would have been 36.23%.

(h)Included within Total Return is the effect of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Total Return for Class A Shares would have been 15.82%. For Institutional Class Shares, this amount would have been 16.12%.

(i)Includes interest expense that amounts to less than 0.01%.

(j)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Income per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $0.08, 13.56%, and 0.77%, respectively. For Institutional Class Shares, these amounts would have been $0.11, 13.81%, and 1.03%, respectively.

(k)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of withholding tax refunds and income taxes on recovered refunds (Note 2g of the Notes to Financial Statements). If such amounts were excluded, the Net Investment Loss per share, Total Return, and Ratio of Net Investment Loss to Average Net Assets for Class A Shares would have been $(0.06), 20.03%, and (0.61)%, respectively. For Institutional Class Shares, these amounts would have been $(0.04), 20.24%, and (0.37)%, respectively.

(l)Included within Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets are the effects of a one-time reimbursement for overbilling of prior years’ custodian out-of-pocket fees. If such amounts were excluded, the impact to the Net Investment Income per share, Total Return, and Ratio of Net Investment Income to Average Net Assets for Class A Shares would have been reduced by $0.02, 0.21%, and 0.20%, respectively. For Institutional Class Shares, these amounts would have been by reduced $0.03, 0.31%, and 0.19%, respectively.

(m)Included within Net Realized and Unrealized Gains (Losses) on Investment per share is a payment that was made from affiliate, during the fiscal year ended October 31, 2016, which contributed $127,579 to the Global Equity Impact Fund, to correctly record an aged dividend receivable at its net realizable value inclusive of currency fluctuations. If such payment was excluded, the total return would have been 0.73% for Class A Shares and 1.04% for Institutional Class Shares.

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  35

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

34  2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

Aberdeen Total Return Bond FundAberdeen Total Return Bond Fund

		Investment Activities			Distributions							Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period		Total Return (b)	Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursements/Waivers) to Average Net Assets (c)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (c)(d)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover (b)(e)
Class A Shares
Six Months Ended April 30, 2021*	$14.43	$0.09	$(0.12)	$(0.03)	$(0.15)	$(0.79)	$—	$(0.94)	$13.46		(0.25%)	$27,131	0.69%		1.01%		1.33%	111%
Year Ended October 31, 2020	13.64	0.28	0.84	1.12	(0.33)	—	—	(0.33)	14.43		8.31%	30,336	0.69%		1.03%		1.99%	269%
Year Ended October 31, 2019	12.49	0.36	1.09	1.45	(0.30)	—	—	(0.30)	13.64		11.72%	26,639	0.69%		0.98%		2.75%	141%
Year Ended October 31, 2018	13.33	0.34	(0.74)	(0.40)	(0.35)	(0.07)	(0.02)	(0.44)	12.49		(3.19%)	38,426	0.69	%(f)	0.88	%(f)	2.67%	148%
Year Ended October 31, 2017	13.83	0.33	(0.18)	0.15	(0.18)	(0.47)	—	(0.65)	13.33	1.21	%(g)	62,556	0.69	%(f)	0.76	%(f)	2.46%	151%
Year Ended October 31, 2016	13.32	0.34	0.32	0.66	(0.15)	—	—	(0.15)	13.83		5.02%	65,242	0.69	%(f)	0.74	%(f)	2.47%	151%
Institutional Class Shares
Six Months Ended April 30, 2021*	14.18	0.11	(0.12)	(0.01)	(0.18)	(0.79)	—	(0.97)	13.20		(0.15%)	170,685	0.44%		0.71%		1.58%	111%
Year Ended October 31, 2020	13.42	0.31	0.83	1.14	(0.38)	—	—	(0.38)	14.18		8.59%	171,912	0.44%		0.74%		2.25%	269%
Year Ended October 31, 2019	12.30	0.39	1.07	1.46	(0.34)	—	—	(0.34)	13.42		12.02%	156,442	0.44%		0.68%		2.98%	141%
Year Ended October 31, 2018	13.14	0.37	(0.74)	(0.37)	(0.38)	(0.07)	(0.02)	(0.47)	12.30		(2.96%)	173,427	0.44	%(f)	0.62	%(f)	2.93%	148%
Year Ended October 31, 2017	13.64	0.36	(0.18)	0.18	(0.21)	(0.47)	—	(0.68)	13.14	1.50	%(g)	253,218	0.44	%(f)	0.51	%(f)	2.71%	151%
Year Ended October 31, 2016	13.14	0.36	0.33	0.69	(0.19)	—	—	(0.19)	13.64		5.29%	454,335	0.44	%(f)	0.47	%(f)	2.72%	151%

*Unaudited

(a)Net investment income/(loss) is based on average shares outstanding during the period.

(b)Not annualized for periods less than one year.

(c)Annualized for periods less than one year.

(d)During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(e)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(f)Includes interest expense that amounts to less than 0.01%.

(g)The total return shown above includes the impact of financial statement rounding of the NAV per share and/or financial statement adjustments.

Amounts listed as “—” are $0 or round to $0.

2021 Semi-Annual Report  37

Financial Highlights (concluded)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

36  2021 Semi-Annual Report

Financial Highlights (continued)

Selected Data for Each Share of Capital Outstanding Throughout the Periods Indicated

See accompanying Notes to Financial Statements.

Aberdeen Global High Income FundAberdeen Global High Income Fund

		Investment Activities			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (f)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return (d)	Net Assets at End of Period (000’s)	Ratio of Expenses (Net of Reimbursements/Waivers) to Average Net Assets (b)(a)		Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (b)(a)		Ratio of Net Investment Income to Average Net Assets(b)	Portfolio Turnover (d)(c)
Class A Shares
Six Months Ended April 30, 2021*	$8.45	$0.20	$0.49	$0.69	$(0.19)	$—	$(0.19)	$8.95	8.26%	$86,449	1.00%		1.48%		4.54%	63%
Year Ended October 31, 2020	8.71	0.40	(0.28)	0.12	(0.38)	—	(0.38)	8.45	1.55%	87,358	1.00	%(e)	1.45	%(e)	4.76%	99%
Year Ended October 31, 2019	8.74	0.44	0.19	0.63	(0.58)	(0.08)	(0.66)	8.71	7.65%	116,126	1.00	%(e)	1.33	%(e)	5.14%	98%
Year Ended October 31, 2018	9.23	0.50	(0.56)	(0.06)	(0.43)	—	(0.43)	8.74	(0.66%)	131,219	1.00	%(e)	1.22	%(e)	5.56%	37%
Year Ended October 31, 2017	8.80	0.52	0.38	0.90	(0.43)	(0.04)	(0.47)	9.23	10.50%	185,613	1.00	%(e)	1.14	%(e)	5.79%	51%
Year Ended October 31, 2016	8.98	0.49	(0.33)	0.16	(0.34)	—	(0.34)	8.80	1.91%	233,369	1.00	%(e)	1.06	%(e)	5.76%	72%
Institutional Class Shares
Six Months Ended April 30, 2021*	7.81	0.19	0.46	0.65	(0.21)	—	(0.21)	8.25	8.37%	66,762	0.75%		1.17%		4.77%	63%
Year Ended October 31, 2020	8.08	0.39	(0.25)	0.14	(0.41)	—	(0.41)	7.81	1.86%	58,237	0.75	%(e)	1.10	%(e)	5.01%	99%
Year Ended October 31, 2019	8.16	0.43	0.17	0.60	(0.61)	(0.07)	(0.68)	8.08	7.91%	101,888	0.75	%(e)	1.05	%(e)	5.39%	98%
Year Ended October 31, 2018	8.65	0.49	(0.53)	(0.04)	(0.45)	—	(0.45)	8.16	(0.43%)	89,839	0.75	%(e)	0.95	%(e)	5.80%	37%
Year Ended October 31, 2017	8.28	0.51	0.35	0.86	(0.45)	(0.04)	(0.49)	8.65	10.76%	203,575	0.75	%(e)	0.87	%(e)	6.01%	51%
Year Ended October 31, 2016	8.47	0.48	(0.31)	0.17	(0.36)	—	(0.36)	8.28	2.21%	351,466	0.75	%(e)	0.79	%(e)	6.00%	72%

*Unaudited

(a)During the period, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(b)Annualized for periods less than one year.

(c)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

(d)Not annualized for periods less than one year.

(e)Includes interest expense that amounts to less than 0.01%.

(f)Net investment income/(loss) is based on average shares outstanding during the period.

Amounts listed as “—” are $0 or round to $0.

38  2021 Semi-Annual Report

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. Organization

Aberdeen Investment Funds (the “Trust”) was organized as a business trust under the laws of the State of Massachusetts by a Master Trust Agreement adopted on April 30, 1992 and is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. As of April 30, 2021, the Trust offered four diversified, open-ended investment funds: Aberdeen International Sustainable Leaders Fund (the “International Sustainable Leaders Fund”), Aberdeen Global Equity Impact Fund (“Global Equity Impact Fund”), Aberdeen Total Return Bond Fund (the “Total Return Bond Fund”), and Aberdeen Global High Income Fund (the “Global High Income Fund”). Each series of the Trust is also referred to herein as a “Fund” or collectively, the “Funds”.

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Board of Trustees is authorized to reclassify and issue any unissued shares to any number of additional series without shareholder approval.

Each of the Funds offers multiple share classes. As of April 30, 2021, all of the Funds offered Class A and Institutional Class shares. The classes of shares are offered to different types of investors and have different expense structures, as outlined in the Funds’ prospectus. Each class of shares has exclusive voting rights with respect to matters that affect that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses that are not attributable to a specific class are allocated daily to each class based on its relative net assets. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated to the respective Fund based on average daily net assets.

Each Fund has distinct investment objectives. Following are the objectives for the Funds:

Fund Name	Investment Objective
International Sustainable Leaders Fund	Seeks long-term growth of capital.
Global Equity Impact Fund	Seeks long-term growth of capital.
Total Return Bond Fund	Seeks to provide total return, which is derived from capital appreciation and income.
Global High Income Fund	Seeks to maximize total return, principally through a high level of current income, and secondarily through capital appreciation.

2. Summary of Significant Accounting Policies

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The books and records of the Funds are maintained in U.S. Dollars.

a.Security Valuation

The Funds value their securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Funds’ Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America, the Funds disclose the fair value of their investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. Open-end mutual funds are valued at the respective net asset value (“NAV”) as reported by such company. The prospectuses for the registered open-end management investment companies in which a Fund invests explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

2021 Semi-Annual Report  39

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing a Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time a Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Long-term debt and other fixed income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board of Trustees of the Trust (the “Board”). If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, and the strategies employed by Aberdeen Standard Investments Inc. (formerly, Aberdeen Asset Management Inc.)(“Aberdeen,” the “Adviser” or “ASII”) generally trade in round lot sizes. In certain circumstances, fixed income securities may be held or transactions may be conducted in smaller, “odd lot” sizes. Odd lots may trade at lower or occasionally higher prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost if it represents the best approximation for fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Funds sweep available cash into the State Street Institutional U.S. Government Money Market Fund, a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, which has an objective to maintain a $1.00 NAV, which is not guaranteed. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivative instruments are generally valued according to the following procedures. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward currency exchange contracts are generally valued based on the current spot exchange rates and the forward exchange rate points (ex. 1-month, 3-month) that are obtained from an approved pricing agent. Based on the actual settlement dates of the forward contracts held, an interpolated value of the forward points is combined with the spot exchange rate to derive the valuation. Futures contracts are generally valued at the most recent settlement price as of NAV determination. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of a Fund’s assets are determined in good faith in accordance with the Valuation Procedures.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closed before the Valuation Time (as defined below)), the security is valued at fair value as determined by the Funds’ Pricing Committee (the “Pricing Committee”), taking into account the relevant factors and surrounding circumstances using Valuation and Liquidity Procedures approved by the Board. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The three-level hierarchy of inputs is summarized below:

•	Level 1 - quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or
•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

40  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

A summary of standard inputs is listed below:

Security Type	Standard Inputs
Debt and other fixed-income securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, credit quality, yield, and maturity.
Foreign equities utilizing a fair value factor	Depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security.
Forward foreign currency contracts	Forward exchange rate quotations.
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures.

The following is a summary of the inputs used as of April 30, 2021 in valuing the Funds’ investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Please refer to the Statements of Investments for a detailed breakout of the security types:

	LEVEL 1 - Quoted Prices ($)	LEVEL 2 - Other Significant Observable Inputs ($)	LEVEL 3 - Significant Unobservable Inputs ($)	Total ($)
International Sustainable Leaders Fund
Investments in Securities
Common Stocks	21,609,542	124,977,645	2	146,587,189
Short-Term Investment	1,476,888	—	—	1,476,888
	23,086,430	124,977,645	2	148,064,077

Investments, at Value	Level 1	Level 2	Level 3	Total
Global Equity Impact Fund
Investments in Securities
Common Stocks	36,236,032	39,610,042	—	75,846,074
Short-Term Investment	1,214,865	—	—	1,214,865
	37,450,897	39,610,042	—	77,060,939

Investments, at Value	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Investments in Securities
Asset-Backed Securities	—	21,538,333	—	21,538,333
Commercial Mortgage-Backed Securities	—	25,279,832	—	25,279,832
Non-Agency Mortgage-Backed Securities	—	6,659,528	—	6,659,528
Corporate Bonds	—	52,415,078	—	52,415,078
Municipal Bonds	—	11,654,763	—	11,654,763
Government Bonds	—	5,272,887	—	5,272,887
U.S. Agencies	—	28,939,653	—	28,939,653
U.S. Treasuries	—	31,407,838	—	31,407,838
Agency Mortgage-Backed Securities	—	1,384,964	—	1,384,964
Short-Term Investment	19,358,478	—	—	19,358,478
Other Financial Instruments
Assets
Futures Contracts	2,953	—	—	2,953
Forward Foreign Currency Exchange Contracts	—	180,090	—	180,090

2021 Semi-Annual Report  41

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Investments, at Value	Level 1	Level 2	Level 3	Total
Liabilities
Futures Contracts	(197,422)	—	—	(197,422)
Forward Foreign Currency Exchange Contracts	—	(344,759)	—	(344,759)
	19,164,009	184,388,207	—	203,552,216

Investments, at Value	Level 1	Level 2	Level 3	Total
Global High Income Fund
Investments in Securities
Corporate Bonds	—	142,829,680	451,525	143,281,205
Bank Loans	—	316,658	—	316,658
Exchange-Traded Funds	6,558,000	—	—	6,558,000
Short-Term Investment	3,869,332	—	—	3,869,332
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	9,710	—	9,710
Liabilities
Forward Foreign Currency Exchange Contracts	—	(189,889)	—	(189,889)
	10,427,332	142,966,159	451,525	153,845,016

Level 3 investments held on Global High Income Fund, at the beginning, during and at the end of the fiscal year end in relation to net assets were not significant (0.29% of total net assets) and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2021 is not presented. The valuation technique used at April 30, 2021 was a single unadjusted broker quote. The inputs utilized by the broker to value the investment were not available.

b.Restricted Securities

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended. Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

c.Foreign Currency Translation

Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments within the Statements of Operations.

Investments in emerging markets can be riskier and more volatile than investments in the United States and other developed markets. Adverse political and economic developments can make it more difficult for the Select International Equity Fund and Global Equity Impact Fund to sell foreign securities which could reduce the NAV of the Funds. In contrast to more established markets, emerging markets may have governments that are less stable and markets that are less liquid, increasing your investment risk.

d.Derivative Financial Instruments

Certain Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate, or use as a substitute for, physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities.

42  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to a particular benchmark or index. The use of forward contracts allows for the separation of investment decision-making between foreign exchange holdings and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation/(depreciation). Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These realized and unrealized gains and losses are reported on the Statements of Operations. During the six-month period ended April 30, 2021, the Funds used forward contracts to hedge some of the Funds’ foreign currency holdings. Managing active currency risk involves both hedging currency risk and adding currency risk in excess of underlying bond positions. A Fund may also enter into forward contracts to obtain potential appreciation of a foreign currency, which also adds currency risk.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish a Fund’s positions may not exceed 5% of a Fund’s NAV after taking into account unrealized profits and unrealized losses on any such contract into which it has entered.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as “initial margin”. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract expires or is closed, the gain/(loss) is realized and is presented in the Statements of Operations as a net realized gain/(loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. During the six-month period ended April 30, 2021, U.S. Treasury futures contracts were used to manage Total Return Bond Fund’s overall curve and interest rate exposure.

Options

Options are instruments that provide a right to buy (call) or sell (put) a particular security or an index of securities at a fixed price within a certain time period. Options differ from forward and futures contracts in that the buyer of the option has no obligation to perform under the contract. An option is out-of-the money if the exercise price of the option is above, in the case of a call option, or below, in the case of a put option, the current price (or interest rate or yield for certain options) of the referenced security or instrument. Use of put and call options may result in losses to a Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation a Fund can realize on its investments or cause a Fund to hold a security it might otherwise sell. The Funds did not hold options as of April 30, 2021.

Swaps

The Total Return Bond Fund enters into interest rate swaps to manage interest-rate exposure. The Global High Income Fund uses credit default swaps to gain, or hedge, exposure to specific companies. A swap is an agreement that obligates two parties to exchange a series of cash flows and/or meet certain obligations at specified intervals based upon or calculated by reference to changes in specified prices or rates (interest rates in the case of interest rate swaps, currency exchange rates in the case of currency swaps) or the occurrence of a credit event with respect to an underlying reference obligation (in the case of a credit default swap) for a specified amount of an underlying asset or notional principal amount. A Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the amount of the difference between the two payments. Except for currency swaps and credit default swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination of the transaction.

2021 Semi-Annual Report  43

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Traditionally, swaps were customized, privately negotiated agreements executed between two parties (“OTC Swaps”) but since 2013, certain swaps are required to be cleared pursuant to rules and regulations related to the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd Frank”) and/or Regulation (EU) No 648/2012 on OTC Derivatives, Central Counterparties and Trade Repositories (“EMIR”) (“Cleared Swaps”). Like OTC Swaps, Cleared Swaps are negotiated bilaterally. Unlike OTC Swaps, the act of clearing results in two swaps executed between each of the parties and a central counterparty (“CCP”), and thus the counterparty credit exposure of the parties is to the CCP rather than to one another. Upon entering into a Cleared Swap, a Fund is required to pledge an amount of cash and/or other assets equal to a certain percentage of the contract amount. This payment is known as “initial margin”. Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain/(loss) equal to the variation margin is recognized on a daily basis. When the contract matures or is terminated, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on swap contracts. As of March 2017, a Fund may be required to provide variation and/or initial margin for OTC Swaps pursuant to further rules and regulations related to Dodd Frank and EMIR. The margin requirements associated with OTC Swaps and Cleared Swaps may not be the same.

Entering into swap agreements involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. The Funds’ maximum risk of loss from counterparty risk related to swaps is the fair value of the contract. This risk is mitigated by the posting of collateral by the counterparties to the Funds to cover the Funds’ exposure to the counterparty.

Interest Rate Swaps

A Fund uses interest rate swap contracts to manage its exposure to interest rates. Interest rate swap contracts typically represent the exchange between a Fund and a counterparty of respective commitments to make variable rate and fixed rate payments with respect to a notional amount of principal. Interest rate swap contracts may have a term that is greater than one year, but typically require periodic interim settlement in cash, at which time the specified value of the variable interest rate is reset for the next settlement period. Net payments of interest are recorded as realized gains or losses. During the period that the swap contract is open, the contract is marked-to-market as the net amount due to or from a Fund and changes in the value of swap contracts are recorded as unrealized gains or losses.

Credit Default Swaps

A credit default swap is an agreement whereby one party, the buyer, is obligated to pay the other party, the seller, a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. A Fund might use credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issues (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.

Summary of Derivative Instruments

Certain Funds may use derivatives for various purposes as noted above. The following is a summary of the location of fair value amounts of derivatives, not accounted for as hedging instruments, as of April 30, 2021:

Location on the Statement of Assets and Liabilities
Derivative Instrument Risk Type	Asset Derivatives	Liability Derivatives
Interest Rate Risk	Variation margin receivable for futures contracts Variation margin receivable for centrally cleared interest rate swap contracts	Variation margin payable for futures contracts Variation margin payable for centrally cleared interest rate swap contracts
Foreign Exchange Risk	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit Risk	Variation margin receivable for centrally cleared credit default swap contracts	Variation margin payable for centrally cleared credit default swap contracts

44  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The following is a summary of the fair value of derivative instruments, not accounted for as hedging instruments, as of April 30, 2021:

Total Return Bond Fund	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments and risk exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency exchange contracts (foreign exchange risk)	Unrealized appreciation on forward foreign currency exchange contracts	$180,090	Unrealized depreciation on forward foreign currency exchange contracts	$344,759
Futures contracts (interest rate risk)	Variation margin receivable for futures contracts	$2,953	Variation margin payable for futures contracts	$197,422
Total		$183,043		$542,181

* The values shown reflect unrealized appreciation/(depreciation) and the values shown in the Statement of Assets and Liabilities reflects variation margin.

Global High Income Fund	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments and risk exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Forward foreign currency exchange contracts (foreign exchange risk)	Unrealized appreciation on forward foreign currency exchange contracts	$8,434	Unrealized depreciation on forward foreign currency exchange contracts	$188,613
Total		$8,434		$188,613

A reconciliation of the gross amounts on the Statements of Assets and Liabilities as of April 30, 2021 to the net amounts by broker and derivative type, including any collateral received or pledged, is included in the following tables:

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledged(1)	Net Amount(3)
Description	Assets				Liabilities
Total Return Bond Fund
Forward foreign currency(2)
Barclays Bank plc	$15,523	$(15,523)	$—	$—	$76,835	$(15,523)	$—	$61,312
Citibank N.A.	111,197	(23,858)	—	87,339	23,858	(23,858)	—	—
Goldman Sachs & Co.	19,302	—	—	19,302	—	—	—	—
HSBC Bank USA	22,119	(22,119)	—	—	201,627	(22,119)	—	179,508
Royal Bank of Canada	11,949	(11,949)	—	—	42,439	(11,949)	—	30,490

1.In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2.Includes financial instrument which are not subject to a master netting arrangement across funds, or another similar arrangement.

3.Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

2021 Semi-Annual Report  45

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

		Gross Amounts Not Offset in Statement of Assets & Liabilities				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Assets Presented in Statement of Financial Position	Financial Instruments	Collateral Received(1)	Net Amount(3)	Gross Amounts of Liabilities Presented in Statement of Financial Position	Financial Instruments	Collateral Pledge(1)	Net Amount(3)
Description	Assets				Liabilities
Global High Income Fund
Forward foreign currency(2)
Citibank N.A.	$—	$—	$—	$—	$188,613	$—	$—	$188,613
Royal Bank of Canada (UK)	8,434	—	—	8,434	—	—	—	—

1.In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

2.Includes financial instrument which are not subject to a master netting arrangement across funds, or another similar arrangement.

3.Net amounts represent the net receivables/(payable) that would be due from/to the counterparty in the event of default. Exposure from financial derivative instruments can only be netted across transactions governed under the same master netting agreement with the same legal entity.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2021:

	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
	Realized/Unrealized Gain/(Loss) from Investments, Futures Contracts and Foreign Currency Transactions
Forward foreign currency exchange contracts (foreign exchange risk)		$(149,142)	$(149,447)
Futures contracts (interest rate risk)		(693,990)	(214,030)
Total		$(843,132)	$(363,477)

	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
	Realized/Unrealized Gain/(Loss) from Investments, Futures Contracts and Foreign Currency Transactions
Forward foreign currency exchange contracts (foreign exchange risk)		$(698,450)	$(323,658)
Total		$(698,450)	$(323,658)

Information about derivatives reflected as of the date of this report is generally indicative of the type of activity for the six-month period ended April 30, 2021. The table below summarizes the weighted average values of derivatives holdings by the Funds during the six-month period ended April 30, 2021.

46  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Fund	Purchase Forward Foreign Currency Contracts (Average Notional Value)	Sale Forward Foreign Currency Contracts (Average Notional Value)	Long Futures Contracts (Average Notional Value)	Short Futures Contracts (Average Notional Value)
Total Return Bond Fund	$22,084,649	$24,330,696	$20,001,826	$3,563,569
Global High Income Fund	9,858,300	38,606,077	—	—

The Funds value derivatives at fair value, as described in the Statement of Operations. Accordingly, the Funds do not follow hedge accounting even for derivatives employed as economic hedges.

e.Bank Loans

Global High Income Fund may invest in bank loans. Bank loans include floating and fixed-rate debt obligations. Floating rate loans are debt obligations issued by companies or other entities with floating interest rates that reset periodically. Bank loans may include, but are not limited to, term loans, delayed funding loans, bridge loans and revolving credit facilities. Loan interest will primarily take the form of assignments purchased in the primary or secondary market but may include participants. Floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired directly through the agent, as an assignment from another lender who holds a direct interest in the floating rate loan, or as a participation interest in another lender’s portion of the floating rate loan.

Global High Income Fund may enter into, or acquire participation in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowings in which the Global High Income Fund agrees to make loans up to a maximum amount upon demand by the borrowing issuer for a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrowing issuer repays the loan, an amount equal to the repayment is again made available to the borrowing issuer under the facility. The borrowing issuer may at any time borrow and repay amounts so long as, in the aggregate, at any given time the amount borrowed does not exceed the maximum amount established by the loan agreement. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest.

There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect the return. In addition, bank loans may settle on a delayed basis, resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, a Fund may hold additional cash, sell investments or temporarily borrow from banks or other lenders.

f.Security Transactions, Investment Income and Expenses

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses among classes is based on the total net asset value of each class’s shares in proportion to the total net assets of the relevant Fund. Expenses specific to a class (such as Rule 12b-1 and Transfer Agent fees) are charged to that class.

g.Foreign Taxes

Dividend and interest income from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes and are recorded on the Statement of Operations. The Fund files for tax reclaims for the refund of such withholding taxes according to tax treaties. Tax reclaims that are deemed collectible are booked as tax reclaim receivable on the Statement of Assets and Liabilities. In addition, the Fund may be subject to capital gains tax in certain countries in which it invests. These withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties with some of these countries. The Fund accrues such taxes when the related income is earned. In addition, when the Fund sells securities within certain countries in which it invests, the capital gains realized may be subject to tax. Based on these market requirements and as required under GAAP, the Fund accrues deferred capital gains tax on securities

2021 Semi-Annual Report  47

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

currently held that have unrealized appreciation within these countries. The amount of deferred capital gains tax accrued is reported on the Statement of Operations as part of the Net Change in Unrealized Appreciation/Depreciation on Investments.

The International Sustainable Leaders Fund and Global Equity Impact Fund (collectively, the “Equity Funds”) have received payments for Article 63 EU Tax Reclaims related to prior years (2005-2015). The Article 63 EU Tax Reclaim payments received by the Equity Funds from certain EU countries as of the date of this report significantly increased the International Sustainable Leaders Fund’s performance on various dates when the payments were received beginning on December 16, 2016 and the Global Equity Impact Fund’s performance on various dates when the payments were received beginning February 1, 2017. Without these payments, each Equity Fund’s performance would have been lower during this period. In the tax years for which the Equity Funds filed Article 63 EU Tax Reclaims, certain shareholders were able to reduce their federal income taxes based upon the amount of taxes that these Funds paid to foreign jurisdictions. The receipt by the Equity Funds of the tax reclaims from these jurisdictions will also result in tax liability to the relevant Fund to offset the tax benefits that shareholders received in the past, the precise amount of the tax is uncertain and subject to settlement negotiations with the U.S. Internal Revenue Service (“U.S. IRS”). Based on information available as of the date of this report, each Equity Fund has accrued an amount of the estimated tax liability payable to the U.S. IRS on behalf of its shareholders which is booked as an expense on the Statement of Operations. The stated net asset value and performance contained in this report reflect these accrued amounts. The Funds expect that the U.S. IRS, ultimately will determine the actual tax payable. If the actual tax payable is greater than the amount currently accrued, and subject to the level of assets under management at the time of any subsequent adjustments, the relevant Equity Fund’s expenses, net asset value and performance may be materially adversely affected. The precise amount of the tax remains uncertain as the matter remains unsettled with the U.S. IRS.

The Equity Funds have Article 63 EU Tax Reclaims outstanding related to prior years (2005-2015). Consistent with U.S. GAAP accrual requirements, the Equity Funds have recognized the Article 63 EU Tax Reclaims when uncertainty relating to these claims, including but not limited to resolution of administrative and judicial proceedings, likelihood of receipt and the timing of receipt of cash payments, have been resolved. The Equity Funds have not recorded a receivable amount for any outstanding Article 63 EU Tax Reclaims because there is limited historical precedent for U.S. funds collecting reclaims of this magnitude and the total amount of the reclaims that these funds may receive in the future is uncertain. Any additional amounts to which the Equity Funds may be entitled, if and when recorded, likely would result in an increase in the net asset value per share of each fund at that time. In addition, Article 63 EU Tax Reclaims amounts received will be subject to tax. The U.S. IRS has not yet determined the amount of taxes that the Equity Funds must pay on these amounts. For tax accounting purposes, interest payments received on these payments (if any) are treated as income and will be distributed in due course. As of April 30, 2021, the total amount of outstanding reclaims filed by the Equity Funds in the countries that may be affected by the European courts’ decisions (namely, The Netherlands, Spain, Germany, France, and Sweden) represents approximately 8.0% and 9.6%, respectively, of net assets of International Sustainable Leaders Fund and Global Equity Impact Fund before the impact of interest or any tax or additional costs incurred in the pursuit of such reclaims. These amounts net of estimated taxes (but excluding the impact of interest or tax on such interest) represent 4.6% and 5.5%, respectively, of net assets of International Sustainable Leaders Fund and Global Equity Impact Fund. These percentages will change depending on the fluctuations of the net assets of the Funds. Receipt by a Fund of these amounts will make the Fund’s performance seem higher than it would be as a result of the performance of its portfolio investments.

There were no payments received on tax reclaims for the six-month period ended April 30, 2021. The payments received on tax reclaims from prior periods were as follows:

	Amount	Percent of Total Net Assets	Received Date Range
International Sustainable Leaders Fund
Withholding Tax Refunds Received from Country:
Finland	$1,355,000	0.35%*	5/21/2015
Poland	16,452,314	7.74%**	12/16/16-2/24/2017
Poland	5,504,000	3.68%****	12/12/2018-9/4/2019
Global Equity Impact Fund
Withholding Tax Refunds Received from Country:
Finland	$500,000	0.25%*	5/21/2015
Poland	4,400,193	4.68%**	2/1/2017-2/24/2017
Poland	380,000	0.59%***	8/22/2018
Poland	1,011,000	1.62%****	2/12/2019-9/4/2019

*As of October 31, 2015

**As of October 31, 2017

***As of October 31, 2018

****As of October 31, 2019

48  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

h.Distributions

Distributions from net investment income, if any, are declared and paid monthly for the Total Return Bond Fund and Global High Income Fund. Distributions from net investment income, if any, are declared and paid annually for the Select International Equity Fund and Global Equity Impact Fund. The Funds will also declare and pay distributions annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date. Additional distributions of net investment income and capital gains may be made at the discretion of the Board to avoid the application of the excise tax imposed under Section 4982 of the Internal Revenue Code of 1986, as amended (the “Code”), for certain undistributed amounts.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds as a whole.

i.Federal Income Taxes

Each Fund intends to continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Funds from all federal income taxes. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the most recent four fiscal years up to the most recent fiscal year ended October 31, 2020 are subject to such review.

j.Newly Adopted Accounting Pronouncement

The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08. Under the new standard, certain debt securities with non-contingent call features purchased at a premium are amortized to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the new standard on a modified retrospective basis beginning with the fiscal period ended October 31, 2020. This change in accounting policy resulted in reclassifications to capital accounts as of the beginning of the period, but had no impact on the net asset value of the Funds.

3. Agreements and Transactions with Affiliates

a.Investment Adviser

Under the Investment Advisory Agreements with the Funds, effective May 22, 2013 and amended February 29, 2019, the Adviser manages the Funds in accordance with the policies and procedures established by the Board.

For services provided under the terms of the current Investment Advisory Agreement, each Fund pays the Adviser an annual management fee (as a percentage of its average daily net assets) paid monthly according to the following schedule:

Fund	Fee Schedule
International Sustainable Leaders Fund	Of the first $500 million	0.800%
	On the next $1.5 billion	0.780%
	Over $2 billion	0.750%
Global Equity Impact Fund	Of the first $500 million	0.800%
	On the next $1.5 billion	0.780%
	Over $2 billion	0.750%
Total Return Bond Fund	On all assets	0.350%
Global High Income Fund	Of the first $5 billion	0.650%
	On the next $2.5 billion	0.630%
	On the next $2.5 billion	0.600%
	Over $10 billion	0.590%

The Adviser has engaged the services of an affiliate, Aberdeen Asset Managers Limited, as subadviser on behalf of the Equity Funds (the “Subadviser”), pursuant to the subadvisory agreements. The Subadviser is responsible for the day-to-day management of the Equity Funds’ investments. Pursuant to the subadvisory agreements, the Adviser pays fees to the Subadviser.

2021 Semi-Annual Report  49

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The Trust and the Adviser have entered into written contracts (“Expense Limitation Agreements”) limiting operating expenses for all classes of each Fund from exceeding the amounts listed in the table below. For each Fund noted below, this contractual limitation may not be terminated without the approval of the Board until the earlier of (a) the termination of the Investment Advisory Agreement or (b) the end of February, 2022 for each Fund. This limit excludes certain expenses, including taxes, interest, brokerage commissions, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of each Fund’s business.

Fund	Class A Limit	Institutional Class Limit
International Sustainable Leaders Fund	1.35%	1.10%
Global Equity Impact Fund	1.35%	1.10%
Total Return Bond Fund	0.69%	0.44%
Global High Income Fund	1.00%	0.75%

The Adviser has agreed to continue to waive a portion of its management fee for each of the Funds at the annual rate of 0.005% of the respective Funds’ average daily assets. The waiver may be terminated at any time by the Board.

The Adviser may request and receive reimbursement from a Fund of the advisory fees waived and other expenses reimbursed pursuant to the Expense Limitation Agreements at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Funds was made.

However, no reimbursement will be made for fees waived unless:

(i) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and

(ii) the payment of such reimbursement is approved by the Board on a quarterly basis (the “Reimbursement Requirements”).

If the Board approves any changes in the waiver terms or limitations, reimbursements are only permitted to the extent that the terms of the Expense Limitation Agreements in effect at the time of the waiver are met at the time that reimbursement is approved. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by the Adviser is not permitted.

As of April 30, 2021, to the extent the Reimbursement Requirements are met, the cumulative potential reimbursements for each Fund, based on expenses reimbursed by the Adviser would be:

Fund	Amount Fiscal Year 2018 (Expires 10/31/21)	Amount Fiscal Year 2019 (Expires 10/31/22)	Amount Fiscal Year 2020 (Expires 10/31/23)	Amount Six Months Ended April 30, 2021 (Expires 4/30/24)	Total*
International Sustainable Leaders Fund	$—	$92,601	$391,729	$167,217	$651,547
Global Equity Impact Fund	—	153,956	288,816	139,614	582,386
Total Return Bond Fund	499,844	462,934	566,257	268,786	1,797,821
Global High Income Fund	591,864	688,255	698,958	349,832	2,328,909

*Amounts reported are due to expire throughout the respective 3-year expiration period presented above.

Amounts listed as “–” are $0 or round to $0.

4. Distributor and Shareholder Services

The Trust and Aberdeen Fund Distributors, LLC (the “Distributor”) are parties to the current Underwriting Agreement (the “Underwriting Agreement”) whereby the Distributor acts as principal underwriter for the Funds’ shares.

The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to certain classes of shares. The Plan permits the Funds to compensate the Distributor, for expenses associated with the distribution-related and/or shareholder services provided by such entities. These fees are paid to the Distributor and are either kept or paid to shareholders’ financial advisors or other intermediaries for distribution and shareholder services. Although actual distribution expenses may be more or less, under the Plan, the Funds pay the Distributor an annual fee of 0.25% based on the total net assets for Class A shares.

50  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Board members and a majority of those Board members who are not “interested persons” of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

The Adviser or an affiliate of the Adviser may pay additional amounts from its own resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

5. Investment Transactions

Purchases and sales of securities (excluding short-term securities) for the six-month period ended April 30, 2021, were as follows:

Fund	Purchases	Sales
International Sustainable Leaders Fund	$136,572,104	$146,262,944
Global Equity Impact Fund	4,207,722	6,297,012
Total Return Bond Fund	168,180,605	188,994,910
Global High Income Fund	94,391,433	96,553,600

6. Portfolio Investment Risks

a.Asset-Backed Securities Risk

Like traditional fixed income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment.

b.Bank Loan Risk

There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, illiquid securities risk, and prepayment risk. There is also the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. Bank loans have significantly longer settlement periods (e.g., longer than seven days) than more traditional investments resulting in the proceeds from the sale of such loans not being readily available to make additional investments or to meet a Fund’s redemption obligations.  In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities. These risks could cause a Fund to lose income or principal on a particular investment, which in turn could affect a Fund’s returns.

c.Country/Regional Focus Risk

Significant exposure to a single country or geographical region involves increased currency, political, regulatory and other risks. Market swings in the targeted country or geographical region likely will have a greater effect on portfolio performance than they would in a more geographically diversified fund.

d.Credit Default Swap Risk

Credit default swap contracts, a type of derivative instrument, involve special risks and may result in losses to the Global High Income Fund. Credit default swap contracts may in some cases be illiquid, and they increase credit risk since the Fund has exposure to both the issuer of the referenced obligation and the counterparty to the credit default swap contracts. Swaps may be difficult to unwind or terminate. The swap market could be disrupted or limited as a result of recent legislation, and these changes could adversely affect the Fund. Additionally, to the extent the Fund sells credit default swap contracts, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap in the event of a default of the referenced debt obligation.

e.Cybersecurity Risk

Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

f. Derivatives Risk (Including Options, Futures and Swaps)

Derivatives are speculative and may hurt a Fund’s performance. The potential benefits to be derived from the Fund’s options, futures and derivatives strategy are dependent upon the portfolio managers’ ability to discern pricing inefficiencies and predict trends in markets, which decisions could prove to be inaccurate.

2021 Semi-Annual Report  51

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

Hedged Exposure Risk – Losses generated by a derivative or practice used by a Fund for hedging purposes should be substantially offset by gains on the hedged investment depending on the degree of correlation between the hedging instrument and the assets hedged. However, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Correlation Risk – A Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

Counterparty Risk – Derivative transactions depend on the creditworthiness of the counterparty and the counterparty’s ability to fulfill its contractual obligations.

Speculative Exposure Risk – To the extent that a derivative or practice is not used as a hedge, a Fund is directly exposed to its risks. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost. For example, potential losses from writing uncovered call options and from speculative short sales are unlimited.

g.Emerging Markets Risk

The Funds are subject to Emerging Markets Risk. This is a magnification of the risks that apply to foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets (see “Foreign Securities Risk” below).

h.Equity Securities Risk

The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

i.Fixed Income Securities Risk

Fixed income securities are subject to, among other risks, credit risk, extension risk, issuer risk, interest rate risk, market risk and prepayment risk.

j.Foreign Currency Exposure Risk

The value of foreign currencies relative to the U.S. Dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. A decline in the value of a foreign currency versus the U.S. Dollar reduces the value in U.S. Dollars of investments denominated in that foreign currency. This risk may impact a Fund more greatly to the extent the Fund does not hedge its currency risk, or hedging techniques used by the Adviser are unsuccessful.

k.Foreign Securities Risk

Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. To the extent a Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

l.High-Yield Bonds and Other Lower-Rated Securities Risk

A Fund’s investments in high-yield bonds (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. Investments in high-yield bonds are speculative and issuers of these securities are generally considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade securities. Prices of high-yield bonds tend to be very volatile. These securities are less liquid than investment-grade debt securities and may be difficult to price or sell, particularly in times of negative sentiment toward high-yield securities.

m.Illiquid Securities Risk

Illiquid securities are assets which may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which a Fund has valued the investment on its books and may include such securities as those not registered under U.S. securities laws or securities that cannot be sold in public transactions. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.

52  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

The Adviser employs procedures and tests using third-party and internal data inputs that seek to assess and manage the liquidity of the Fund’s portfolio holdings. These procedures and tests take into account the Fund’s investment strategy and liquidity of portfolio investments during both normal and foreseeable stressed conditions, cash-flow projections during both normal and reasonable foreseeable stressed conditions, relevant market, trading and other factors, and monitor whether liquidity should be adjusted based on changed market conditions. These procedures and tests are designed to assist the Fund in determining its ability to meet redemption requests in various market conditions. In light of the dynamic nature of markets, there can be no assurance that these procedures and tests will enable the Fund to ensure that it has sufficient liquidity to meet redemption requests.

n.Impact Investing Risk

In implementing the Global Equity Impact Fund’s ESG (Environmental, Social and Governance) investment strategy, the Adviser may select or exclude securities of issuers in certain industries, sectors, regions or countries for reasons other than the issuer’s investment performance. For this reason, the Fund may underperform other funds that do not implement an ESG strategy. ESG investing is qualitative and subjective by nature. In addition, the Fund may be required to sell a security when it might otherwise be disadvantageous for it to do so. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions. The definition of “impact investing” will vary according to an investor’s beliefs and values. There is no guarantee that the Adviser’s definition of impact investing, security selection criteria or investment judgment will reflect the beliefs or values of any particular investor.

o.Interest Rate Risk

A Fund’s fixed income investments are subject to interest rate risk, which generally causes the value of a fixed income portfolio to decrease when interest rates rise resulting in a decrease in the Fund’s net assets. The Fund may be subject to a greater risk of rising interest rates due to the recent period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Interest rate fluctuations tend to have a greater impact on fixed income-securities with a greater time to maturity and/or lower coupon. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. In periods of market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates.

p.Issuer Risk

The value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

q.Large-Cap Securities Risk

Stocks issued by large cap companies subject a Fund to the risk that those stocks may underperform stocks issued by companies with smaller capitalizations or the market as a whole.

r.LIBOR Risk

A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as a “benchmark” or “reference rate” for various interest rate calculations. In March 2021, the United Kingdom Financial Conduct Authority, which is the LIBOR administrator’s regulator, announced that LIBOR settings will cease to be provided by any administrator or will no longer be representative after specified dates, which will be June 30, 2023, in the case of the principal U.S. dollar LIBOR tenors (overnight and one, three, six and 12 months), and December 31, 2021, in all other cases (i.e., one week and two month U.S. dollar LIBOR and all tenors of non-U.S. dollar LIBOR). Financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offered Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”). Although industry working groups have made progress in developing processes for amending existing contracts or instruments to transition away from LIBOR, significant uncertainties remain, particularly for some LIBOR-based obligations. The discontinuation of LIBOR, and the market’s related transition to other reference rates, could have an adverse impact on the market for, or value of, any securities or payments linked to LIBOR, and the discontinuation of LIBOR may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, any or all of which may adversely affect a Fund’s performance and/or net asset value. These risks may be exacerbated if regulators and market participants do not complete the work necessary to effect an orderly transition to alternative reference rates in a timely manner. In any case, LIBOR-based markets could deteriorate during the transition period, and such deterioration could occur prior to the end of 2021.

s.Management Risk

Each Fund is subject to the risk that the Adviser or Sub-adviser may make poor security selections. The Adviser or Sub-adviser and their portfolio managers apply their own investment techniques and risk analyses in making investment decisions for the Funds, and there can be no guarantee that these decisions will achieve the desired results for the Funds. In addition, the Adviser or Sub-adviser may select securities that underperform the relevant market of other funds with similar investment objectives and strategies.

2021 Semi-Annual Report  53

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

t.Market Risk

Markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, the fluctuation of other stock markets around the world, and financial, economic and other global market developments and disruptions, such as those arising from war, terrorism, market manipulation, government interventions, defaults and shutdowns, political changes or diplomatic developments, public health emergencies and natural/environmental disasters. Such events can negatively impact the securities markets and cause the Fund to lose value.

One such event is the COVID-19 pandemic, which has caused major disruptions to economies and markets around the world, including the markets in which the Fund invests, and which has and may continue to negatively impact the value of certain of the Fund’s investments . Although vaccines for COVID-19 and variants thereof are becoming more widely available, the COVID-19 pandemic and impacts thereof may continue for an extended period of time and may vary from market to market. To the extent the impacts of COVID-19 continue, the Fund may experience negative impacts to its business that could exacerbate other risks to which the Fund is subject. Policy and legislative changes in countries around the world are affecting many aspects of financial regulation, and governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes.

In addition, economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events.

For example, whether or not the Fund invests in securities of issuers located in Europe (whether the EU, Eurozone or UK) or with significant exposure to European, EU, Eurozone or UK issuers or countries, the unavoidable uncertainties and events related to the UK’s departure from the EU (“Brexit”) could negatively affect the value and liquidity of a Fund’s investments, increase taxes and costs of business and cause volatility in currency exchange rates and interest rates. Brexit could adversely affect the performance of contracts in existence at the date of Brexit and European, UK or worldwide political, regulatory, economic or market conditions and could contribute to instability in political institutions, regulatory agencies and financial markets. Brexit could also lead to legal uncertainty and politically divergent national laws and regulations as a new relationship between the UK and EU is defined and as the UK determines which EU laws to replace or replicate. Any of these effects of Brexit, and others that cannot be anticipated, could adversely affect the Fund’s business, results of operations and financial condition.

The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

u.Mid-Cap Securities Risk

Securities of medium-sized companies tend to be more volatile and less liquid than securities of larger companies.

v.Mortgage-Related Securities Risk

The Total Return Bond Fund may invest in mortgage-related securities. Rising interest rates may cause an issuer to exercise its right to pay principal later than expected which tends to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-related securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

w.Municipal Securities Risk

Certain Funds may invest in municipal bonds which may be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal Bonds have varying levels of sensitivity to changes in interest rates. In general, the price of a Municipal Bond can fall when interest rates rise and can rise when interest rates fall. Interest rate risk is generally lower for shorter-term Municipal Bonds and higher for long term Municipal Bonds. Under certain market conditions, the Adviser may purchase Municipal Bonds that the Adviser perceives are undervalued. Undervalued Municipal Bonds are subject to the same market volatility and principal and interest rate risks described above. Lower quality Municipal Bonds involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower quality Municipal Bonds often fluctuates in response to political or economic developments and can decline significantly over short periods of time or during periods of general or regional economic difficulty. In the case of tax-exempt Municipal Bonds, if the Internal Revenue Service or state tax authorities determine that an issuer of a tax-exempt Municipal Bond has not complied with applicable tax requirements, interest from the security could become taxable at the federal, state and/or local level, and the security could decline significantly in value. Municipal Bonds are subject to credit or default risk. Credit risk is the risk that the issuer of a municipal security might not make interest and principal payments on the security as they become due.

54  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

x.Portfolio Turnover Risk

The Total Return Bond Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance. It may also result in greater realization of gains, which may include short-term gains taxable at ordinary income tax rates.

y.Private Placements and Other Restricted Securities Risk

Investments in private placements and other restricted securities, including Regulation S Securities and Rule 144A Securities, could have the effect of increasing a Fund’s level of illiquidity. Private placements and restricted securities may be less liquid than other investments because such securities may not always be readily sold in broad public markets and a Fund might be unable to dispose of such securities promptly or at prices reflecting their true value.

z.Sector Risk:

To the extent that a Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than Funds that invest more broadly. Specifically, to the extent that the Global Equity Impact Fund invests in industrials, the Fund will be more vulnerable to the risks of these industries.

Industrials Sector Risk. To the extent that the industrial sector represents a significant portion of a Fund’s holdings, the Fund will be sensitive to changes in, and its performance may be adversely impacted by issues impacting this sector. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

aa.Small-Cap Securities Risk

Securities of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

ab.Sovereign Debt Risk

Periods of economic and political uncertainty may result in the illiquidity and increased price volatility of a foreign government’s debt securities held by a Fund and impact an issuer’s ability and willingness to pay interest or repay principal when due. A Fund may have limited recourse to compel payment in the event of a default. A foreign government’s default on its debt securities may cause the value of securities held by a Fund to decline significantly.

Sovereign debt risk is increased for emerging market issuers. The Global High Income Fund may also invest in obligations issued or guaranteed by supranational entities, such as the World Bank. Supranational entities have no taxing authority and are dependent on their members for payments of interest and principal. If one or more members of a supranational entity fails to make necessary contributions, the entity may be unable to pay interest or repay principal on its debt securities. Political changes in principal donor nations may unexpectedly disrupt the finances of supranational entities.

ac.Valuation Risk

The price that a Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and such Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

ad.Variable and Floating Rate Securities Risk

For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances.

Please read the prospectus for more detailed information regarding these and other risks.

2021 Semi-Annual Report  55

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. Contingencies

In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds, and therefore, cannot be estimated; however, the Funds expects the risk of loss from such claims to be remote.

8. Tax Information

As of April 30, 2021, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Sustainable Leaders Fund	$140,844,464	$18,961,479	$(11,741,866)	$7,219,613
Global Equity Impact Fund	52,985,539	25,470,793	(1,395,393)	24,075,400
Total Return Bond Fund	203,702,319	2,562,141	(2,353,106)	209,035
Global High Income Fund	147,473,709	7,224,681	(673,195)	6,551,486

The tax character of distributions paid during the fiscal year ended October 31, 2020 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid):

	Distributions paid from
Fund	Ordinary Income*	Net Long Term Capital Gains*	Total Taxable Distributions	Tax Exempt Distributions	Return of Capital	Total Distributions Paid
International Sustainable Leaders Fund	$6,406,308	$—	$6,406,308	$—	$—	$6,406,308
Global Equity Impact Fund	1,529,178	—	1,529,178	—	—	1,529,178
Total Return Bond Fund	5,085,148	—	5,085,148	—	—	5,085,148
Global High Income Fund	8,178,263	—	8,178,263	—	—	8,178,263

Amounts listed as “—” are $0 or round to $0.

As of April 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Late Year Ordinary and Post-October Capital Loss Deferrals	Other Temporary Differences	Unrealized Appreciation/ (Depreciation)*	Accumulated Capital and Other Losses**	Total Accumulated Earnings/ (Deficit)
International Sustainable Leaders Fund	$—	$504,206	$—	$—	$—	$—	$—	$10,602,819	$(427,275,223)	$(416,168,198)
Global Equity Impact Fund	—	166,048	—	—	—	—	—	9,445,197	(24,240,219)	(14,628,974)
Total Return Bond Fund	—	9,439,805	2,673,909	—	—	—	(267)	2,160,478	—	14,273,925
Global High Income Fund	—	179,829	—	—	—	—	4	1,256,505	(237,931,558)	(239,008,230)

*The difference between the book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

**As of October 31, 2020, for Federal income tax purposes, these Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations, with no expiration.

As of April 30, 2021, for federal tax purposes, capital loss carryforwards, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains on each respective fund throughout the years indicated.

Fund	Amount	Expires
International Sustainable Leaders Fund	$20,177,122	Unlimited (Short-Term)
International Sustainable Leaders Fund	407,098,101	Unlimited (Long-Term)
Global Equity Impact Fund	24,240,219	Unlimited (Short-Term)
Global High Income Fund	53,728,063	Unlimited (Short-Term)
Global High Income Fund	184,203,495	Unlimited (Long-Term)

56  2021 Semi-Annual Report

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. Significant Shareholders

As of April 30, 2021, the Funds had shareholders with the percentage ownership indicated, which are considered significant shareholders (holdings greater than 5.0%) for financial reporting purposes:

Fund	Record Ownership %	Number of Account Owners
International Sustainable Leaders Fund	68.2%	3
Global Equity Impact Fund	43.5	3
Total Return Bond Fund	64.9	5
Global High Income Fund	70.1	5

10. Line of Credit

On April 12, 2021, the Trust, on behalf of each of the Funds (the “Borrowers”) entered into an amendment to the Credit Agreement (as amended, the “Agreement”) with State Street Bank and Trust Company (the “Bank”) which provides for a $40,000,000 committed line of credit available to the Borrowers. The below table summarizes the usage of the Principal on each outstanding loan made under the Agreement bears the interest at a variable rate per annum equal to the higher of (a) the Federal Funds Rate as in effect on that day (not less than zero) plus 1.25% or (b) the Overnight Banking Funding Rate as in effect on that day (not less than zero) plus 10 basis point and plus 1.25%. In addition, the Borrowers shall pay to the Bank a commitment fee at the rate of 0.25% per annum on the daily unused portion of each of the Credit Facility, as applicable, which is allocated among the Borrowers in such manner as is determined by the Board to be reasonable.

The below table is a summary of the line of credit usage under the Credit Facilities for the period ended April 30, 2021.

	Average Outstanding Daily Balance	Average Weighted Interest Rate	Days Utilized
International Sustainable Leaders Fund	$100,000	1.37%	2

11. Recent Accounting Pronouncements

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. Management is assessing the impact of Rule 18f-4 on the Funds.

12. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2021, except as noted below.

ASII, the Fund’s investment adviser, has advised the Board of Trustees (the “Board” or “Trustees”) that on or about August 31, 2021, it will no longer offer the investment strategy pursued by the Aberdeen Total Return Bond Fund (“TRB Fund”).

At a meeting held on May 4, 2021, the Board of Trustees of the Trust, after considering various alternatives, approved an Agreement and Plan of Reorganization (the “Plan of Reorganization”) and, in the alternative, a Plan of Liquidation to liquidate the TRB Fund (the “Liquidation”). The Plan of Reorganization provides for the reorganization of the TRB Fund into the Aberdeen Global Absolute Return Strategies Fund (the “GARS Acquiring Fund”), a series of Aberdeen Funds (the “Reorganization”).  As an alternative to the Reorganization, shareholders will be asked to approve the Liquidation.

2021 Semi-Annual Report  57

Notes to Financial Statements (concluded)

April 30, 2021 (Unaudited)

The Adviser and the Board believe that certain shareholders may prefer a tax-free reorganization over a liquidation of the TRB Fund, which would result in capital gains or losses when the TRB Fund distributes the proceeds of the liquidation.  Offering the dual-vote options enables each shareholder to vote according to their preference. Even if shareholders approve the Plan of Reorganization, they may redeem their shares at any time.

A notice of a special meeting of TRB Fund shareholders and combined proxy statement and prospectus for the GARS Acquiring Fund, seeking shareholder approval for the Plan of Reorganization or Liquidation (the “Special Meeting”) will be mailed to TRB Fund shareholders in advance of the Special Meeting, which is expected to be held in the third quarter of 2021. If the Plan of Reorganization is approved by TRB Fund shareholders at the Special Meeting, shareholders of the TRB Fund will receive shares of the GARS Acquiring Fund having the same aggregate value as the shares of the TRB Fund they hold on the date of the Reorganization. The Reorganization will not affect the value of your account in the TRB Fund at the time of the Reorganization. The Reorganization is expected to be treated as a tax-free reorganization for federal income tax purposes.

If approved, the Reorganization is expected to occur after the Special Meeting, in the third quarter of 2021. Prior to the Reorganization, ASII will continue to manage the Fund in the ordinary course, as described in the TRB Fund’s Prospectus.

If Fund shareholders approve the Reorganization, ASII will continue to serve as the investment adviser, as ASII is the investment adviser of the GARS Acquiring Fund, and Aberdeen Asset Managers Limited (“AAML”) is the sub-adviser. If TRB Fund Shareholders do not approve the Reorganization and instead approve the Liquidation, the TRB Fund will liquidate as soon as practicable after the Special Meeting. If TRB Fund Shareholders do not approve either the Reorganization or the Liquidation, the Board will consider other alternatives.

TRB Fund shareholders may purchase shares of the TRB Fund in the ordinary course until the last business day before the closing of the Reorganization, as described in the TRB Fund’s Prospectus; however new shareholders will not be permitted to purchase the TRB Fund during the period one week prior to the Reorganization. In the event of a Liquidation, purchases of shares would be suspended prior to the Liquidation and shareholders would be notified of that date in advance.  TRB Fund shareholders may redeem shares of the TRB Fund in the ordinary course until the last business day before the closing of the Reorganization or Liquidation, as described in the TRB Fund’s Prospectus.  Purchase and redemption requests received after closing of the Reorganization (if approved) should be directed to the GARS Acquiring Fund in accordance with its prospectus.

58  2021 Semi-Annual Report

Shareholder Expense Examples (Unaudited)

As a shareholder of the Aberdeen Investment Funds you incur ongoing costs, including investment advisory fees, shareholder service fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, November 1, 2020 and continued to hold your shares at the end of the reporting period, April 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Actual Expenses Paid During Period” for the class of a Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of a Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value, November 1, 2020	Actual Ending Account Value, April 30, 2021	Hypothetical Ending Account Value	Actual Expenses Paid During Period	[1]	Hypothetical Expenses Paid During Period	[12]	Annualized Expense Ratio
International Sustainable Leaders Fund	Class A	$1,000.00	$1,220.60	$1,018.10	$7.43		$6.76		1.35%
	Institutional Class	$1,000.00	$1,222.50	$1,019.34	$6.06		$5.51		1.10%
Global Equity Impact Fund
	Class A	$1,000.00	$1,275.80	$1,018.10	$7.62		$6.76		1.35%
	Institutional Class	$1,000.00	$1,277.10	$1,019.34	$6.21		$5.51		1.10%
Total Return Bond Fund
	Class A	$1,000.00	$997.50	$1,021.37	$3.42		$3.46		0.69%
	Institutional Class	$1,000.00	$998.50	$1,022.61	$2.18		$2.21		0.44%
Global High Income Fund
	Class A	$1,000.00	$1,082.60	$1,019.84	$5.16		$5.01		1.00%
	Institutional Class	$1,000.00	$1,083.70	$1,021.08	$3.87		$3.76		0.75%

1Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

2Represents the hypothetical 5% return before expenses.

2021 Semi-Annual Report  59

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “Liquidity Program”) consistent with the requirements of Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). “Liquidity Risk” is defined as the risk that a fund could not meet redemption requests “without significant dilution of remaining investors’ interests in the fund.” Aberdeen Standard Investments Inc., the investment adviser and administrator to the Funds, has been approved and designated by the Board of Trustees (the “Board”) as the administrator of the Liquidity Program (the “Administrator”) and has retained a third party to perform certain functions, including liquidity analytics and providing market data. The Administrator has formed a Liquidity Risk Management Committee (the “Committee”) to help implement and carry out the day-to-day operations of the Liquidity Program.

As required by the Liquidity Rule, at a meeting on April 22, 2021, the Board received a written annual report on the operation and effectiveness of the Liquidity Program for the period from February 1, 2020 to January 31, 2021 (the “Reporting Period”). The annual report provided, among other items, an overview of the Liquidity Program including:

•information regarding the Committee and the monthly discussions by the Committee of various items including, but not limited to, the following:

oReview and analysis of appropriate liquidity categories for portfolio investments

oReview of highly liquid investment minimum (“HLIM”) and reasonably anticipated trading sizes (“RATS”)

oReview of current and upcoming market events, such as market closures, that may impact liquidity

oReview of large shareholder concentrations that may impact liquidity in the event of redemption

•the monitoring and classification of portfolio holdings in four liquidity categories (including the operation of the HLIM and any breaches); and

•enhancements to the Liquidity Program during the Reporting Period, which included:

omonthly liquidity reports being provided to portfolio managers oevaluation and change in the RATS of Aberdeen Emerging Markets Fund based on shareholder concentration and the nature of securities held in the fund’s portfolio ochanges to the Liquidity Program to address regulatory guidance relating to the closure of a foreign securities market for seven or more calendar days due to a foreign holiday.

The annual report concluded that the Liquidity Program was reasonably designed to assess and manage the Funds’ Liquidity Risk pursuant to the Liquidity Rule.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s Prospectus and Statement of Additional Information for more information regarding the risks of investing in a Fund, including a Fund’s exposure to liquidity risk and other risks to which the Funds may be subject.

Management Information

Trustees

Antoine Bernheim, Chairman

Thomas Gibbons

Bev Hendry

Peter Wolfram

Investment Adviser

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

Transfer Agent

DST Asset Manager Solutions, Inc.

430 W. 7th Street Ste. 219534

Kansas City, MO 64105-1407

Distributor

Aberdeen Fund Distributors LLC

1900 Market Street, Suite 200

Philadelphia, PA 19103

Fund Administrator, Custodian & Fund Accountant

State Street Bank and Trust Company

1 Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Fund Counsel

Sidley Austin LLP

787 7th Avenue

New York, NY 10019

Aberdeen Standard Investments Inc.

1900 Market Street, Suite 200

Philadelphia, PA 19103

aberdeenstandard.com/us

AOE-0377-SAR

Item 2. Code of Ethics.

Not applicable – for annual reports only.

Item 3. Audit Committee Financial Expert.

Not applicable – for annual reports only.

Item 4. Principal Accountant Fees and Services.

Not applicable – for annual reports only.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	Included as part of the Reports to Shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended April 30, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Investment Funds

By: /s/ Bev Hendry

Bev Hendry

Principal Executive Officer of

Aberdeen Investment Funds

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bev Hendry

Bev Hendry

Principal Executive Officer of

Aberdeen Investment Funds

Date: August 31, 2021

By: /s/ Andrea Melia

Andrea Melia

Principal Financial Officer of

Aberdeen Investment Funds

Date: August 31, 2021